                                          1933 Act File No. 33-40428
                                          1940 Act File No. 811-6309

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                  ---

    Pre-Effective Amendment No.         ....................       _
                                --------                          ---

    Post-Effective Amendment No.  22 .......................       X
                                 ----                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                  ---

    Amendment No.  22 ......................................       X
                  ----                                            ---

                                  RIGGS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 X immediately upon filing pursuant to paragraph (b).
--
   on ____________ pursuant to paragraph (b).
--
   60 days after filing pursuant to paragraph (a) (i).
--
   on                pursuant to paragraph (a) (i).
--    --------------
   75 days after filing pursuant to paragraph (a)(ii).
--
   on ____________ pursuant to paragraph (a)(ii) of Rule 485.
--

If appropriate, check the following box:

   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037
>

COMBINED PROSPECTUS


June 30, 2002


Class R Shares

Riggs Stock Fund

Riggs Small Company Stock Fund

Riggs Large Cap Growth Fund

Riggs U.S. Government Securities Fund

Riggs Bond Fund

Riggs Intermediate Tax Free Bond Fund

Riggs Long Term Tax Free Bond Fund

Riggs Prime Money Market Fund

Riggs U.S. Treasury Money Market Fund

[Logo of Riggs Funds]

RIGGS FUNDS JUNE 30, 2002

Federated Securities Corp., Distributor

PROSPECTUS

Riggs Funds

CLASS R SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs Large Cap Growth Fund
Riggs U.S. Government Securities Fund
Riggs Bond Fund
Riggs Intermediate Tax Free Bond Fund
Riggs Long Term Tax Free Bond Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goals, Strategies, Performance and Risk	1
What are the Funds' Fees and Expenses?	12
Principal Securities in Which the Funds Invest	14
Specific Risks of Investing in the Funds	17
What do Shares Cost?	19
How are the Funds Sold?	20
How to Purchase Shares	21
How to Redeem and Exchange Shares	22
Account and Share Information	24
Who Manages the Funds?	25
Financial Information	25

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


June 30, 2002


Fund Goals, Strategies, Performance and Risk

Riggs Funds offer nine portfolios, including three equity funds, four income funds, and two money market funds. The following describes the investment goals, strategies, and principal risks of the Riggs Stock Fund (Stock Fund), Riggs Small Company Stock Fund (Small Company Stock Fund), Riggs Large Cap Growth Fund (Large Cap Growth Fund), Riggs U.S. Government Securities Fund (U.S. Government Securities Fund), Riggs Bond Fund (Bond Fund), Riggs Intermediate Tax Free Bond Fund (Intermediate Tax Free Bond Fund), Riggs Long Term Tax Free Bond Fund (Long Term Tax Free Bond Fund), Riggs Prime Money Market Fund (Prime Money Market Fund), and Riggs U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund) (collectively, the "Funds"). There can be no assurance that a Fund will achieve its goal.

The investment goal of each Fund described in this section may only be changed upon the approval of a majority of the outstanding Shares of the Fund which would be affected by the change. The investment strategies may be changed without Shareholder approval.


The Shares offered by this prospectus are not deposits or obligations of any bank, including Riggs Bank, N.A., are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RIGGS STOCK FUND

Goal

Seeks to provide growth of capital and income.

Strategy


The Fund pursues its investment objective by investing primarily in common stocks of improving quality, large capitalization U.S. companies. These will generally be companies whose market capitalizations are $5 billion or more, at time of purchase, and whose earnings and dividends are growing at above average rates relative to the historic growth rates of such companies, and relative to the current growth rates of other companies comprising the Standard & Poor's 500 Index. The Fund's sub-adviser (Sub-Adviser) selects stocks which it believes are undervalued based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improved earnings, and credit quality. The Sub-Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity investments. The Fund will provide Shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.


Risk/Return Bar Chart and Table


The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was (0.64)%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 22.00% (quarter ended December 31, 1998). Its lowest quarterly return was (17.49)% (quarter ended September 30, 2001).


Average Annual Total Return Table


The Average Annual Total Returns for the Fund's Class R Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class R Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index ("S&P 500"), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	5 Years	Start of Performance[1]
Class R Shares:
Return Before Taxes	(17.52)%	3.22%	9.86%
Return After Taxes on Distributions[2]	(17.68)%	(0.48)%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(10.52)%	2.30%	7.62%
S&P 500	(11.88)%	10.70%	13.28%

1 The Fund's Class R Shares start of performance date was May 11, 1992.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.


RIGGS SMALL COMPANY STOCK FUND

Goal

Seeks to provide long-term capital appreciation.

Strategy


The Fund pursues its investment objective by investing primarily in a diversified portfolio of stocks of small-sized U.S. companies which are either listed on the New York or American Stock Exchange or Nasdaq, or trade in the over-the-counter market and which, in the opinion of the Fund's Sub-Adviser, have potential to become significant factors in their respective industries in terms of market share. The Fund seeks to invest primarily in companies whose market capitalizations are less than $2 billion. In selecting securities, the Sub-Adviser uses a similar style of investing described on the previous page with respect to Riggs Stock Fund. The Sub-Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in small capitalization equity investments. The Fund will provide Shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.


Risk/Return Bar Chart and Table


The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 3.19%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 24.61% (quarter ended December 31, 2001). Its lowest quarterly return was (29.19)% (quarter ended September 30, 1998).


Average Annual Total Return Table


The Average Annual Total Returns for the Fund's Class R Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class R Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index ("RUS2"), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	5 Years	Start of Performance[1]
Class R Shares:
Return Before Taxes	11.12%	7.03%	11.88%
Return After Taxes on Distributions[2]	11.12%	3.53%	8.71%
Return After Taxes on Distributions and Sale of Fund Shares[2]	6.77%	4.11%	8.40%
RUS2	2.49%	7.52%	11.57%

1 The Fund's Class R Shares start of performance date was February 27, 1995.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.


RIGGS LARGE CAP GROWTH FUND

Goal

Seeks to provide capital appreciation.

Strategy


The Fund pursues its investment objective by investing primarily in common stocks (or American Depository Receipts of foreign companies) of large capitalization growth companies (companies having market capitalizations in excess of $10 billion) traded in the U.S. stock markets. The Fund will invest primarily in companies which, in the Fund's investment adviser's (Adviser) opinion, have strong sustainable competitive advantages in their respective industries. To identify these companies, the Adviser will perform a fundamental analysis of the issuer, focusing on the issuer's historical and projected future growth of revenues and earnings. The Adviser uses a "growth" style of investing, seeking stocks with high earnings growth which, in the opinion of the Adviser, will lead to appreciation in stock price. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characte ristics to a security held by the Fund.


Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser may from time-to-time allocate a substantial portion of the Fund's securities to a small number of sectors (e.g. technology, capital goods, health care and/or communications services), or to a single sector.


Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in large capitalization equity investments. The Fund will provide Shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.


Risk/Return Bar Chart and Table


The performance information shown above will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was (6.83)%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 20.09% (quarter ended March 31, 2000). Its lowest quarterly return was (37.66)% (quarter ended March 31, 2001).


Average Annual Total Return Table


The Average Annual Total Returns for the Fund's Class R Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class R Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index ("S&P 500"), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	Start of Performance[1]
Class R Shares:
Return Before Taxes	(48.33)%	(30.75)%
Return After Taxes on Distributions[2]	(48.33)%	(30.76)%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(29.43)%	(23.57)%
S&P 500	(11.88)%	(8.78)%

1 The Fund's Class R Shares start of performance date was December 20, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.


RIGGS U.S. GOVERNMENT SECURITIES FUND

Goal

Seeks to achieve current income.

Strategy


The Fund pursues its investment objective by investing primarily in U.S. Treasury and government agency securities, including mortgage backed securities and collateralized mortgage obligations. The Fund may also invest in non-governmental debt securities, such as investment grade debt securities issued by corporations or banks, and in privately issued collateralized mortgage obligations. The Sub-Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates. Under ordinary market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the duration of the Merrill Lynch U.S. Treasury Agency Master Index. The Sub-Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. government investments. The Fund will provide Shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.


Risk/Return Bar Chart and Table


The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was (0.68)%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 6.49% (quarter ended June 30, 1995). Its lowest quarterly return was (3.03)% (quarter ended March 31, 1994).


Average Annual Total Return Table


The Average Annual Total Returns for the Fund's Class R Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class R Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch U.S. Treasury Agency Master Index ("MLTAM"), a broad based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	5 Years	Start of Performance[1]
Class R Shares:
Return Before Taxes	3.51%	6.12%	6.63%
Return After Taxes on Distributions[2]	1.49%	3.87%	4.02%
Return After Taxes on Distributions and Sale of Fund Shares[2]	2.12%	3.77%	4.01%
MLTAM	7.18%	7.40%	7.42%

1 The Fund's Class R Shares start of performance date was May 11, 1992.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.


RIGGS BOND FUND

Goal

Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Strategy


The Fund pursues its investment objective by investing primarily in a diversified portfolio of fixed income securities consisting primarily of U.S. government securities; corporate obligations rated A or higher by a national rating agency; and mortgage backed securities. The Sub-Adviser allocates the Fund's portfolio among the various types of fixed income securities, and adjusts the maturity of the portfolio, by analyzing the expected relative value of the securities types invested in by the Fund, and the expected changes in interest rates. In selecting a corporate debt obligation, the Sub-Adviser analyzes the business, competitive position and financial condition of the issuer to assess whether the security's potential return outweighs its risk. The Sub-Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the duration of Lehman Brothers Government/Credit (Total) Index. The Sub-Adviser adjusts the portfolio's duration within the duration limitation based upon the Sub-Adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to increase.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. The Fund will provide Shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.


Risk/Return Bar Chart and Table


The performance information shown above will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was (0.54)%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 4.41% (quarter ended December 31, 2000). Its lowest quarterly return was (0.78)% (quarter ended December 31, 2001).


Average Annual Total Return Table


The Average Annual Total Returns for the Fund's Class R Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class R Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Government Credit (Total) Index ("LBGCT"), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	Start of Performance[1]
Class R Shares:
Return Before Taxes	3.85%	7.45%
Return After Taxes on Distributions[2]	1.80%	5.17%
Return After Taxes on Distributions and Sale of Fund Shares[2]	2.33%	4.82%
LBGCT	8.50%	9.68%

1 The Fund's Class R Shares start of performance date was December 20, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.


RIGGS INTERMEDIATE TAX FREE BOND FUND

Goal

Seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.

Strategy


The Fund pursues its investment objective by investing primarily in a portfolio of investment grade (BBB or higher) tax exempt securities so that at least 80% of the income the Fund distributes will be exempt from federal regular income tax and not subject to federal alternative minimum tax for individuals and corporations (AMT). Not all distributions will be free from AMT. As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the duration of the Lehman Brothers 5 Year Municipal Bond Index. The Sub-Adviser adjusts the portfolio's duration within the duration limitation based upon the Sub-Adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to increase.

In selecting individual securities, the Sub-Adviser performs a fundamental analysis of the issuer's ability to pay principal and interest on the security to assess whether the security's potential return outweighs its potential risk. The Sub-Adviser attempts to enhance the Fund's income, subject to the Fund's quality and duration constraints, by purchasing securities offering the highest expected returns. The Sub-Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

As a fundamental investment policy, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income taxes.


Risk/Return Bar Chart and Table


The performance information shown above will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 0.30%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 2.76% (quarter ended December 31, 2000). Its lowest quarterly return was (0.18)% (quarter ended December 31, 2001).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class R Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class R Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 5 Year Municipal Bond Index ("LB5MB"), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	Start of Performance[1]
Class R Shares:
Return Before Taxes	2.71%	4.88%
Return After Taxes on Distributions[2]	2.70%	4.87%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.26%	4.75%
LB5MB	6.21%	6.68%

1 The Fund's Class R Shares start of performance date was December 20, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.


RIGGS LONG TERM TAX FREE BOND FUND

Goal

Seeks to provide a high level of current income which is exempt from federal income tax.

Strategy


The Fund pursues its investment objective by investing primarily in a portfolio of investment grade (BBB or higher) tax exempt securities so that at least 80% of the income the Fund distributes will be exempt from federal regular income tax and not subject to federal alternative minimum tax for individuals and corporations (AMT). Not all distributions will be free from AMT. The Fund will invest primarily in long term securities. As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the Lehman Brothers 10 Year Municipal Bond Index. The Sub-Adviser adjusts the portfolio's duration within the duration limitation based on the Sub-Adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to rise.

In selecting individual securities, the Sub-Adviser performs a fundamental analysis of the issuer's ability to pay principal and interest on the security to assess whether the security's potential return outweighs its potential risk. The Sub-Adviser attempts to provide high levels of after tax total return relative to tax free bond funds with shorter average durations. After tax total return consists of two components: (1) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund Shares; and (2) income received from the Fund's portfolio securities. The Sub-Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated, or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

As a fundamental investment policy, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income taxes.


Risk/Return Bar Chart and Table


The performance information shown above will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 0.43%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 4.21% (quarter ended December 31, 2000). Its lowest quarterly return was (0.62)% (quarter ended December 31, 2001).


Average Annual Total Return Table


The Average Annual Total Returns for the Fund's Class R Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class R Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index ("LB10MB"), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	Start of Performance[1]
Class R Shares:
Return Before Taxes	1.92%	5.66%
Return After Taxes on Distributions[2]	1.70%	5.49%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.02%	5.42%
LB10MB	4.62%	7.25%

1 The Fund's Class R Shares start of performance date was December 20, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.


RIGGS PRIME MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy


The Fund pursues its investment objective by investing exclusively in a portfolio of corporate, U.S. government and other money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The securities in which the Fund invests must be rated in the highest short-term category by two recognized rating services or be of comparable quality to securities having such ratings. The Sub-Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors including the current and expected U.S. economic growth, interest rates and inflation rates.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

The Fund's Class R Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class R Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 0.24%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 1.43% (quarter ended December 31, 2000). Its lowest quarterly return was 0.41% (quarter ended December 31, 2001).


Average Annual Total Return Table


The following table represents the Fund's Class R Shares Average Annual Total Returns for the calendar periods ended December 31, 2001.

Calendar Period	Class R Shares
1 Year	3.18%
5 Years	4.48%
Start of Performance[1]	4.46%

1 The Fund's Class R Shares start of performance dates was December 12, 1995.

The Fund's Class R Shares 7-Day Net Yield as of December 31, 2001 was 1.21%. You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free 1-800-934-3883 for current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


RIGGS U.S. TREASURY MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy


The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations maturing in 397 days or less and repurchase agreements fully collateralized by U.S. Treasury obligations. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. U.S. Treasury obligations are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. The Sub-Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In doing so, it assesses a variety of factors, including the current and expected U.S. economic growth interest rates and inflation rates.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. Treasury investments, including repurchase agreements fully collateralized by U.S. Treasury obligations. The Fund will provide Shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

The Fund's Class R Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class R Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 0.20%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 1.36% (quarter ended December 31, 2000). Its lowest quarterly return was 0.33% (quarter ended December 31, 2001).


Average Annual Total Return Table


The following table represents the Fund's Class R Shares Average Annual Total Returns for the calendar periods ended December 31, 2001.

Calendar Period	Class R Shares
1 Year	2.99%
Start of Performance[1]	4.06%

1 The Fund's Class R Shares start of performance date was July 7, 1998.

The Fund's Class R Shares 7-Day Net Yield as of December 31, 2001 was 0.97%. You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free 1-800-934-3883 for current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


PRINCIPAL RISKS OF THE FUNDS

Set forth below are risks specific to an investment in a particular Fund or Funds. For more information on these risks, see "Specific Risks of Investing in the Funds."


In addition, all Funds are subject to the risk that a Fund's Share price may decline and an investor could lose money. Thus, although Prime Money Market Fund and Treasury Money Market Fund seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the Riggs Funds. Also, there is no assurance that a Fund will achieve its investment objective.

Risks	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund	Bond Fund	Intermediate Tax Free Bond Fund	Long Term Tax Free Bond Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Stock Market Risks[1]	X	X	X
Liquidity Risks[2]		X		X		X	X
Risks of Foreign Investing[3]			X
Credit Risks[4]				X	X	X	X	X
Interest Rate Risks[5]				X	X	X	X	X	X
Call Risks[6]						X	X
Sector Risks[7]			X					X
Risks Related to Investing for Growth[8]			X
Risks Related to Company Size[9]		X
Prepayment Risks[10]				X	X
Tax Risks[11]						X	X


1 The value of equity securities rise and fall.

2 Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.

3 Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

4 An issuer may possibly default on a security by failing to pay interest or principal when due.

5 Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

6 A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.

7 Because a Fund may allocate relatively more assets to certain industry sectors than others, a Fund's performance may be more susceptible to any developments which affect those sectors emphasized by a Fund. In addition, because companies providing credit enhancement with regard to Prime Money Market Fund's securities may be concentrated in certain industry sectors, the creditworthiness of Prime Money Market Fund's securities may be adversely affected by developments which adversely affect such sectors.

8 Growth stocks may experience a larger decline than value stocks on a forecast of lower earnings, a negative fundamental development or an adverse market development.

9 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

10 When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

11 Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in the federal or a state's tax law, could cause the interest received and distributed by the Fund to Shareholders to be taxable.


WHAT ARE THE FUNDS' FEES AND EXPENSES?


RIGGS STOCK FUND, RIGGS SMALL COMPANY STOCK FUND, RIGGS LARGE CAP GROWTH FUND, RIGGS U.S. GOVERNMENT SECURITIES FUND, RIGGS BOND FUND AND RIGGS INTERMEDIATE TAX FREE BOND FUND CLASS R SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R Shares of the Funds.


Shareholder Fees Fees Paid Directly From Your Investment	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund	Bond Fund	Intermediate Tax Free Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1] Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee	0.75%	0.80%	0.75%[2]	0.75%[2]	0.75%[2]	0.75%[2]
Distribution (12b-1) Fee	0.25%	0.25%	0.25%[3]	0.25%	0.25%[3]	0.25%[3]
Shareholder Services Fee	0.25%	0.25%	0.25%	0.25%[4]	0.25%[4]	0.25%[4]
Other Expenses	0.36%	0.36%	0.41%	0.26%	0.32%	0.29%
Total Annual Fund Operating Expenses	1.61%	1.66%	1.66%	1.51%	1.57%	1.54%

1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider voluntarily waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2002.
Total Waiver of Fund Expenses	0.00%	0.00%	0.33%	0.55%	0.67%	0.61%
Total Actual Annual Fund Operating Expenses (after waivers)	1.61%	1.66%	1.33%	0.96%	0.90%	0.93%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund and Intermediate Tax Free Bond Fund (after the voluntary waiver) was 0.67%, 0.35%, 0.48% and 0.54%, respectively, for the fiscal year ended April 30, 2002.

3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Class R Shares of the Large Cap Growth Fund, Bond Fund and Intermediate Tax Free Bond Fund (after the voluntary waiver) was 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ended April 30, 2002.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Class R Shares of U.S. Government Securities Fund, Bond Fund and Intermediate Tax Free Bond Fund (after the voluntary waiver) was 0.10%, 0.10% and 0.10%, respectively, for the fiscal year ended April 30, 2002.

WHAT ARE THE FUNDS' FEES AND EXPENSES?


RIGGS LONG TERM TAX FREE BOND FUND, RIGGS PRIME MONEY MARKET FUND AND RIGGS U.S. TREASURY MONEY MARKET FUND CLASS R SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R Shares of the Funds.


Shareholder Fees Fees Paid Directly From Your Investment	Long Term Tax Free Bond Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	2.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1] Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee	0.75%[2]	0.50%	0.50%
Distribution (12b-1) Fee	0.25%[3]	0.50%[3]	0.50%[3]
Shareholder Services Fee	0.25%[4]	0.25%[4]	0.25%[4]
Other Expenses	0.28%	0.22%	0.23%
Total Annual Fund Operating Expenses	1.53%	1.47%	1.48%

1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider voluntarily waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2002.
Total Waiver of Fund Expenses	0.60%	0.40%	0.40%
Total Actual Annual Fund Operating Expenses (after waivers)	0.93%	1.07%	1.08%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Long Term Tax Free Bond Fund (after the voluntary waiver) was 0.55% for the fiscal year ended April 30, 2002.

3 All or a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Class R Shares of Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary waiver) was 0.00%, 0.25% and 0.25%, respectively, for the fiscal year ended April 30, 2002.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Class R Shares of Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary waiver) was 0.10%, 0.10% and 0.10%, respectively, for the fiscal year ended April 30, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class R Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class R Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class R Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year

		3 Years

			5 Years

				10 Years
Stock Fund
Expenses assuming redemption	$364	$708	$1,076	$1,911
Expenses assuming no redemption	$164	$508	$ 876	$1,911
Small Company Stock Fund
Expenses assuming redemption	$369	$723	$1,102	$1,965
Expenses assuming no redemption	$169	$523	$ 902	$1,965
Large Cap Growth Fund
Expenses assuming redemption	$369	$723	$1,102	$1,965
Expenses assuming no redemption	$169	$523	$ 902	$1,965
U.S. Government Securities Fund
Expenses assuming redemption	$354	$677	$1,024	$1,802
Expenses assuming no redemption	$154	$477	$ 824	$1,802
Bond Fund
Expenses assuming redemption	$360	$696	$1,055	$1,867
Expenses assuming no redemption	$160	$496	$ 855	$1,867
Intermediate Tax Free Bond Fund
Expenses assuming redemption	$357	$686	$1,039	$1,834
Expenses assuming no redemption	$157	$486	$ 839	$1,834
Long Term Tax Free Bond Fund
Expenses assuming redemption	$356	$683	$1,034	$1,824
Expenses assuming no redemption	$156	$483	$ 834	$1,824
Prime Money Market Fund
Expenses assuming redemption	$150	$465	$ 803	$1,757
Expenses assuming no redemption	$150	$465	$ 803	$1,757
U.S. Treasury Money Market Fund
Expenses assuming redemption	$151	$468	$ 808	$1,768
Expenses assuming no redemption	$151	$468	$ 808	$1,768


PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST

EQUITY SECURITIES

Equity securities held represent a Share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities, because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.


The following describes the principal type of equity security in which a Fund may invest:


Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


The following describes the principal types of fixed income securities in which a Fund may invest, where that security has been referred to in each Fund's strategy section above:


Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities held by the Funds are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities


Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue s ecurities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES


Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.


MORTGAGE BACKED SECURITIES


Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities, and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is a pass-through certificate. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


Collateralized Mortgage Obligations (CMOs)


CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.


SEQUENTIAL CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT


Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


TAX EXEMPT SECURITIES


Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities, and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments


Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.


Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.


The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.


FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Depositary Receipts


Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy Shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary receipts involve many of the same risks of investing directly in foreign securities, including risks of foreign investing.


SPECIAL TRANSACTIONS

Repurchase Agreements


Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Sub-Adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Sub-Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.


Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions


Delayed delivery transactions, including when-issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Investment Ratings for Prime Money Market Fund

The securities in which Prime Money Market Fund invests must be rated in the highest short-term category by two nationally recognized statistical rating organizations (NRSROs) or be of comparable quality to securities having such ratings.

Investment Ratings for Corporate Fixed Income Securities


The Sub-Adviser will determine a security's rating based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to securities (AAA, AA, A, BBB, and below) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Sub-Adviser's credit assessment that the security is comparable to a rated security.

If a security is downgraded below the minimum quality grade discussed in a Fund's investment strategy, the Sub-Adviser will reevaluate the security, but will not be required to sell it.


Portfolio Turnover

Each Fund actively trades its portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its Shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Temporary Defensive Investments


Each Fund may temporarily depart from its principal investment strategy by investing its assets in cash and shorter-term debt securities and similar obligations. The Funds may do this to minimize potential losses and maintain liquidity to meet Shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by Shareholders. Temporary investments will be of comparable quality to other debt securities in which the Funds may invest. For Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, these securities may be subject to federal income tax and may cause these Funds to receive and distribute taxable income to investors.


SPECIFIC RISKS OF INVESTING IN THE FUNDS

STOCK MARKET RISKS

  The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's Share price may decline.


  The Adviser or Sub-Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.


LIQUIDITY RISKS—FIXED INCOME SECURITIES

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.


  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.


LIQUIDITY RISKS—EQUITY SECURITIES

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser or Sub-Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States.


  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.


  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Sub-Adviser's credit assessment.


  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

CALL RISKS

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.


  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


SECTOR RISKS

  A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, a Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser or Sub-Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


RISKS RELATED TO INVESTING FOR GROWTH

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE


  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.


  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

PREPAYMENT RISKS

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments, makes the price of mortgage backed securities held by a Fund more volatile than many other types of fixed income securities with comparable credit risks.
  Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.


  A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks or other less favorable characteristics.


TAX RISKS


  In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to Shareholders to be taxable.


  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


  Income from a Fund may be subject to the AMT.


WHAT DO SHARES COST?


You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Funds do not charge a front-end sales charge. The NAV for Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV for Prime Money Market Fund and U.S. Treasury Money Market Fund (together, the "Money Market Funds") is determined at 12:00 noon and 4:00 p.m. (Eastern time). A Fund's NAV is determined as follows: The Money Market Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAVs will always re main at $1.00 per Share. Equity securities are generally valued at the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Outside of Automatic Investment Programs, the minimum initial investment in each Fund is $1000, except for an Individual Retirement Account ("IRA"), which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100, except for an IRA, which must be in amounts of at least $50. An investor's minimum investment will be calculated by combining all accounts it maintains in the Riggs Funds. Within Automatic Investment Programs, the minimum investment requirements would be specified in the Riggs Bank, N.A. or Riggs Investment Corp. Service Agreement.


The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU REDEEM


Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). Shareholders redeeming Class R Shares from the Funds (with the exception of the Money Market Funds, unless the Money Market Fund Shares were acquired in exchange for Class R Shares of a Fund which is not a Money Market Fund) within five years of the purchase date will be charged a CDSC equal to 2.00% on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption. The CDSC will be deducted from the redemption proceeds otherwise payable to the Shareholder and will be retained by the Fund's distributor. In determining the applicability of the CDSC, the required holding period for new Shares received through an exchange will include the period for which the original Shares were held.


You will not be charged a CDSC when redeeming Shares:

  as a Shareholder who acquired Shares prior to July 1, 1998 (including Shares acquired in exchange for Shares acquired prior to July 1, 1998);
  purchased with reinvested dividends or capital gains;
  following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving Shareholder;
  representing minimum required distributions from an IRA or other retirement plan to a Shareholder who has attained the age of 70 1/2;


  if a Fund redeems your Shares and closes your account for not meeting the minimum balance requirement; and


  which are qualifying redemptions of Shares under a Systematic Withdrawal Program.

In addition, you will not be charged a CDSC:

  on Shares held by Trustees, employees and retired employees of the Funds, Riggs National Corporation and/or its subsidiaries, or Federated Securities Corp. and/or its affiliates, and their spouses and children under the age of 21;


  on Shares originally purchased (i) through the Trust Division or the Private Banking Division of Riggs Bank, N.A.; (ii) through an investment adviser registered under the Investment Advisers Act of 1940; (iii) through retirement plans where the third party administrator has entered into certain arrangements with Riggs Bank, N.A. or its affiliates; or (iv) by any bank or dealer (in each case for its own account) having a sales agreement with Federated Securities Corp.; and
  on Shares purchased through entities having no transaction fee agreements or wrap accounts with Riggs Bank, N.A. or its affiliates.


To keep the sales charge as low as possible, the Funds redeem your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest.

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

HOW ARE THE FUNDS SOLD?


U.S. Government Securities Fund, Stock Fund, Small Company Stock Fund, and the Money Market Funds offer Class R Shares and Class Y Shares; Large Cap Growth Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund offer Class R Shares. Each class represents interests in a single portfolio of securities. This prospectus relates only to Class R Shares. Each Share class has different sales charges and other expenses which affect their performance. Class Y Shares impose a 0.25% Shareholder services fee, are not subject to a Rule 12b-1 fee and do not impose a CDSC. For more information concerning Class Y Shares, contact Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus. Class R Shares of the Money Market Funds are sold primarily to retail customers of Riggs Bank, N.A. through Riggs Bank, N.A. and its affiliates, and to other retail customers through non-affiliated, authorized broker/dealers. Class R Shares of the Money Market Funds are also available to retail and institutional investors in connection with an Asset Management Program for automatic investment.

Class R Shares of Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund are sold primarily to retail customers of Riggs Bank, N.A. through Riggs Bank, N.A. and its affiliates.


When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN


The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution, and customer servicing of the Funds' Class R Shares at an annual rate of up to 0.25% of the average daily assets of Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund; and up to 0.50% of the average daily assets of the Money Market Funds. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES


You may purchase Shares through Riggs Investment Corp., Riggs Bank, N.A., a Riggs-affiliated broker/dealer or through an exchange from another Riggs Fund. The Funds reserve the right to reject any request to purchase or exchange Shares.


THROUGH RIGGS INVESTMENT CORP.


To place an order to purchase Shares of a Fund, an investor may write to or call Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. Representatives are available from 8:30 a.m. to 5:00 p.m. (Eastern time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank, N.A. With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, purchase orders must be received by Riggs Investment Corp. before 11:00 a.m. (Eastern time). Payment is normally required on the same business day. With respect to Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund, purchase orders must be received by Riggs Investment Corp. before 4:00 p.m. (Eastern time). Payment is normally required on the next business day.


By Wire


Shares of the Riggs Funds may be purchased by wire. For wiring instructions, call Riggs Funds Shareholder Services (RFSS) at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

With respect to Prime Money Market Fund and U.S. Treasury Money Market Fund, payment by wire must be received by Riggs Investment Corp. before 12:30 p.m. (Eastern time) on the same day as the order is placed to earn dividends for that day. With respect to Large Cap Growth Fund, Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund, payment by wire must be received by Riggs Investment Corp. before 3:00 p.m. (Eastern time) on the next business day after placing the order. You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

Make your check payable to Riggs Funds, note the name of the Fund and the Share class on the check, and mail it to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Riggs Investment Corp.
808 17th Street, N.W.
Washington, D.C. 20006


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Riggs Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Orders received by mail are considered received after payment by check is converted by Riggs Bank, N.A. into federal funds. This is normally the next business day.


THROUGH RIGGS-AFFILIATED BROKER/DEALERS


An investor may place an order through Riggs-affiliated broker/dealers to purchase Shares of a Fund. Shares will be purchased at the public offering price next determined after a Fund receives the purchase request from the broker/dealer. Purchase requests through Riggs-affiliated broker/dealers must be received by the broker/dealer before 3:00 p.m. (Eastern time) in order for Shares to be purchased at that day's public offering price.

THROUGH AUTOMATIC INVESTING PROGRAMS OFFERED THROUGH RIGGS BANK, N.A.

You may establish an account with Riggs Investment Corp. or Riggs Bank, N.A. to automatically purchase Class R Shares of Prime Money Market Fund or U.S. Treasury Money Market Fund when your bank account reaches a certain level. Prospective investors in an Automatic Investing Program should refer to the Riggs Investment Corp. or Riggs Bank, N.A. Service Agreement for details regarding the services, fees, restrictions, and limitations related to the Automatic Investment Program. You should read this prospectus along with the Service Agreement.


THROUGH AN EXCHANGE

You may purchase Class R Shares of the Funds (with the exception of Prime Money Market Fund) through an exchange from Class R Shares of another Riggs Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account has been opened, Shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the Shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund Shares at the NAV next determined after an order is received. Shareholders may apply for participation in this program through Riggs Investment Corp., Riggs Bank, N.A. or an authorized broker/dealer.


Due to the nature of the Automatic Investing Programs, systematic investment privileges are unavailable to participants in these programs.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


AUTOMATIC INVESTING PROGRAMS

Clients who have executed a Riggs Bank, N.A. or Riggs Investment Corp. Service Agreement should refer to the Agreement for information about redeeming Class R Shares of Prime Money Market Fund and U.S. Treasury Money Market Fund purchased through that program.


RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Investment Corp. and consult a tax adviser.

HOW TO REDEEM AND EXCHANGE SHARES

Each Fund redeems Class R Shares at their NAV, less (with the exception of the Money Market Funds, unless the Money Market Funds' Shares were acquired in exchange for Class R Shares or Class B Shares of a Fund which is not a Money Market Fund) any applicable CDSC, next determined after Riggs Investment Corp. receives the redemption request.


Redemptions will be made on days on which both the NYSE and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank, N.A.

DIRECTLY FROM THE FUND


By Telephone


You may redeem or exchange Shares by calling Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. An authorization form permitting a Fund to accept telephone redemption requests must first be completed. Although Riggs Investment Corp. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

With respect to the Money Market Funds, if you call before 11:00 a.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 11:00 a.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

With respect to Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund, if you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail

You may redeem or exchange Shares by mailing a written request to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

Send requests by private courier or overnight delivery service to:

Riggs Investment Corp.
808 17th Street, N.W.
Washington, D.C. 20006

All requests must include:


  Fund Name, Share Class, account number and account registration;


  amount to be redeemed or exchanged;
  signatures of all Shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.


Call your investment professional or the Fund if you need special instructions.


Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;


  a redemption is payable to someone other than the Shareholder(s) of record; or


  if exchanging (transferring) into another fund with a different Shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a Shareholder's trade activity or amount adversely impacts the Funds' ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS


In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGE


A Shareholder may generally exchange Class R Shares of one Fund for Class R Shares of any of the other Funds in the Riggs Funds (with the exception of Prime Money Market Fund) at NAV by writing to or calling RFSS at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. A CDSC is not assessed in connection with such exchanges, but if the Shareholder redeems Shares (other than Shares of a Money Market Fund, unless a Money Market Fund's Shares were acquired in exchange for Class R Shares of a Fund which is not a Money Market Fund) within five years of the original purchase, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the Shareholder has owned Shares will be measured from the date of original purchase and will not be affected by the exchange.

Orders for exchanges received by a Fund prior to 4:00 p.m. (Eastern time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Eastern time) on any business day will be executed at the close of the next business day.


To execute an order to exchange you must first:

  complete an authorization form permitting the Fund to accept telephone exchange requests;
  ensure that the account registrations are identical;
  meet any minimum initial investment requirements;
  specify the dollar value or number of Shares to be exchanged; and


  receive a prospectus for the Fund into which you wish to exchange.


An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.


The Funds may modify or terminate the exchange privilege at any time. The Funds' management or Adviser may determine from the amount, frequency, and pattern of exchanges that a Shareholder is engaged in excessive trading that is detrimental to a Fund and other Shareholders. If this occurs, a Fund may terminate the availability of exchanges to that Shareholder.


Shareholders may obtain further information on the exchange privilege by calling RFSS at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

SYSTEMATIC WITHDRAWAL PROGRAM


You may automatically redeem Shares in a minimum amount of $50 on a regular basis. To be eligible to participate in this program, a Shareholder must have an account value of at least $10,000. A Shareholder may make arrangements to have amounts systematically withdrawn from their accounts in the Money Market Funds and automatically invested in Class R Shares of one of the other Funds in the Riggs Funds. A Shareholder may apply for participation in this program through Riggs Investment Corp., Riggs Bank, N.A. or an authorized broker/dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


Due to the nature of the Automatic Investment Programs, systematic withdrawal privileges are not available to participants in those programs.


SYSTEMATIC EXCHANGE PROGRAM


Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly or annual basis may take advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. This privilege is not available to Shareholders of Class R Shares of the Money Market Funds. Shareholders interested in participating in this program should contact RFSS.


CHECKWRITING

Class R Shareholders who at June 30, 1998 were Class A Shareholders of Prime Money Market Fund and U.S. Treasury Money Market Fund with a minimum balance of $5,000 can redeem Shares by writing a check in the amount of at least $100. Shareholders must complete the checkwriting section of the account application or complete a subsequent checkwriting application form which can be obtained from Riggs Investment Corp. The Fund will then provide checks. Checks cannot be used to close a Shareholder's account. Checkwriting is not permitted with respect to Shares held in IRA accounts, corporate accounts or an Automatic Investing Program. For further information, contact RFSS.


ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions, and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.


DIVIDENDS AND CAPITAL GAINS


With respect to the Money Market Funds and U.S. Government Securities Fund, dividends are declared daily and paid monthly. With respect to Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund, dividends are declared daily and paid monthly. Unless Shareholders request cash payments by so indicating on the account application or by writing to one of these Funds, dividends are automatically reinvested in additional Shares of the respective Fund on payment dates at NAV on the ex-dividend date without a sales charge. With respect to Stock Fund, Small Company Stock Fund, and Large Cap Growth Fund, dividends are declared and paid quarterly. Unless cash payments are requested by Shareholders in writing to the appropriate Fund or by indication on the account application, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge.


In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The required minimum may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, N.A., and their spouses and children under 21.


TAX INFORMATION


The Funds send an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.


Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

With respect to Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, an annual statement of your account activity will be sent to assist you in completing your federal, state, and local tax returns. It is anticipated that a Fund's distributions will be primarily dividends that are exempt from federal income tax, although a portion of a Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Riggs Investment Corp. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 808 17th Street N.W., Washington, D.C. 20006.


The Adviser has delegated daily management of the Funds to the following sub-adviser: Riggs Investment Management Corp. ("RIMCO") (with respect to Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime Money Market Fund, and U.S. Treasury Money Market Fund). The sub-adviser, which is paid by the Adviser and not by the Funds, is a subsidiary of Riggs National Corporation, a bank holding company. The sub-adviser's address is: Riggs Investment Management Corp., 808 17th Street N.W., Washington, D.C. 20006. Large Cap Growth Fund is managed directly by the Adviser.

The Adviser or its affiliates have advised the Riggs Funds since September 1991, and as of April 30, 2002, provide investment advice for assets of over $2.0 billion. RIMCO has a varied client base of approximately 200 other relationships including corporate pension plans, foundations, endowments, associations, and management assets of over $1.2 billion.


THE FUNDS' PORTFOLIO MANAGERS ARE:


A team, composed of investment managers with extensive equity research and stock selection experience at Riggs, are jointly and primarily responsible for the day-to-day management of Stock Fund, Small Company Stock Fund and Large Cap Growth Fund.

A team composed of investment managers with extensive fixed income research and security selection experience at Riggs, are jointly and primarily responsible for the day-to-day management of U.S. Government Securities fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund.

ADVISORY FEES


The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund--0.75%; Small Company Stock Fund--0.80%; and Prime Money Market Fund and U.S. Treasury Money Market Fund--0.50%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Funds' financial performance for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains. This information for the year ended April 30, 2002, has been audited by KPMG LLP (KPMG), whose report, along with the Funds' audited financial statements, is included in the Annual Report. Information for all other years and periods was audited by the Funds' previous auditors.

Riggs Funds
Financial Highlights Class R Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Beginning with the fiscal year ended April 30, 2002 the Funds were audited by KPMG. Each of the previous years was audited by other auditors. KPMG's report dated June 21, 2002, on the Funds' financial statements for the year ended April 30, 2002, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Trust.

Year Ended April 30,

	Net Asset Value, beginning of period

		Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions from Paid-in Capital[1]
Stock Fund
1998	$15.41	0.11	5.20	5.31	(0.11)	(4.04)	—
1999	$16.57	0.04	0.94	0.98	(0.04)	(1.71)	—
2000	$15.80	0.01	(0.38)	(0.37)	(0.01)	(2.20)	—
2001[4]	$13.22	(0.03)[5]	(1.53)	(1.56)	—	(2.71)	—
2002	$8.95	(0.04)[5]	(1.54)	(1.58)	—	(0.08)	—
Small Company Stock Fund
1998	$12.80	(0.04)	9.23	9.19	—	(3.19)	—
1999	$18.80	(0.02)	(5.66)	(5.68)	—	(1.85)	—
2000	$11.27	(0.05)[5]	1.94	1.89	—	—	—
2001[4]	$13.16	(0.02)	(0.15)	(0.17)	—	(1.77)	—
2002	$11.22	(0.09)[5]	1.16	1.07	—	—	—
Large Cap Growth Fund
2000[7]	$10.00	—	1.73	1.73	—	—	(0.01)
2001[4]	$11.72	0.00[9]	(5.26)	(5.26)	—	—	—
2002	$6.46	(0.03)[5]	(2.28)	(2.31)	—	—	—
U.S. Government Securities Fund
1998	$9.41	0.56	0.37	0.93	(0.57)	—	—
1999	$9.77	0.52	0.06	0.58	(0.50)	—	—
2000	$9.85	0.50	(0.37)	0.13	(0.51)	—	—
2001	$9.47	0.52	0.45	0.97	(0.51)	—	—
2002	$9.93	0.45[5,10]	0.11[10]	0.56	(0.49)	—	—
Bond Fund
2000[7]	$10.00	0.21	0.01	0.22	(0.21)	—	—
2001	$10.01	0.58	0.49	1.07	(0.58)	—	—
2002	$10.50	0.54[5,10]	0.07[10]	0.61	(0.52)	—	—

1 Represents a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

4 As of July 21, 2000, Class B Shares were no longer offered. All Class B Shares were converted to Class R Shares.

5 Per share amount is based upon the average number of shares outstanding.

6 Percentage amount does not round to 0.01%.

7 Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

8 Computed on an annualized basis.

9 Per share amount does not round to $0.01 or $(0.01).

10 Effective May 1, 2001, the U.S. Government Securities Fund and Bond Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended April 30, 2002 was as follows:

	Net Investment Income per Share	Net Realized and Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
U.S. Government Securities Fund R Shares	$(0.07)	$0.07	(0.57)%
Bond Fund R Shares	(0.04)	0.04	(0.24)%

Per share, ratios and supplemental data for periods prior May 1, 2001 have not been restated to reflect this change in presentation.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period

		Total Return[2]

			Expenses

				Net Investment Income (Net Operating Loss)

					Expense waiver/ reimbursement[3]

						Net Assets, end of period (000 omitted)

							Portfolio Turnover

(4.15)	$16.57	39.68%	0.93%	0.63%	0.07%	$117,115	94%
(1.75)	$15.80	6.50%	1.22%	0.26%	0.26%	$101,474	52%
(2.21)	$13.22	(1.04)%	1.41%	0.08%	0.14%	$51,968	79%
(2.71)	$8.95	(12.59)%	1.52%	(0.29)%	0.01%	$30,385	95%
(0.08)	$7.29	(17.75)%	1.61%	(0.46)%	—	$21,064	49%

(3.19)	$18.80	77.85%	1.09%	(0.26)%	0.09%	$58,223	108%
(1.85)	$11.27	(30.33)%	1.37%	(0.14)%	0.26%	$38,728	100%
—	$13.16	16.77%	1.60%	(0.44)%	0.13%	$33,163	116%
(1.77)	$11.22	0.37%	1.60%	(0.14)%	0.00%[6]	$16,637	146%
—	$12.29	9.54%	1.66%	(0.75)%	—	$15,114	183%

(0.01)	$11.72	17.31%	1.31%[8]	(0.15)%[8]	0.36%[8]	$102,961	19%
—	$6.46	(44.88)%	1.22%	(0.42)%	0.26%	$44,019	62%
—	$4.15	(35.76)%	1.33%	(0.56)%	0.33%	$15,864	40%

(0.57)	$9.77	10.14%	0.82%	5.87%	0.40%	$34,521	175%
(0.50)	$9.85	6.03%	0.91%	5.12%	0.67%	$38,928	55%
(0.51)	$9.47	1.39%	1.06%	5.19%	0.55%	$29,898	55%
(0.51)	$9.93	10.44%	0.93%	5.27%	0.55%	$25,415	58%
(0.49)	$10.00	5.78%	0.96%	4.51%[10]	0.55%	$20,861	64%

(0.21)	$10.01	2.18%	1.00%[8]	5.73%[8]	0.67%[8]	$41,597	16%
(0.58)	$10.50	10.94%	0.87%	5.63%	0.67%	$37,858	42%
(0.52)	$10.59	5.54%	0.90%	5.04%[10]	0.67%	$29,606	83%

Riggs Funds
Financial Highlights Class R Shares

(For a share outstanding throughout each period)

Beginning with the fiscal year ended April 30, 2002 the Funds were audited by KPMG. Each of the previous years was audited by other auditors. KPMG's report dated June 21, 2002, on the Funds' financial statements for the year ended April 30, 2002, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Trust.

Year Ended April 30,

	Net Asset Value, beginning of period

		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments
Intermediate Tax Free Bond Fund
2000[3]	$10.00	0.15	(0.02)	0.13	(0.15)	—
2001	$9.98	0.43	0.27	0.70	(0.43)	—
2002	$10.25	0.42[5,6]	0.12[6]	0.54	(0.41)	—
Long Term Tax Free Bond Fund
2000[3]	$10.00	0.16	0.01	0.17	(0.16)	—
2001	$10.01	0.45	0.34	0.79	(0.46)	(0.05)
2002	$10.29	0.43[6]	0.18[6]	0.61	(0.43)	(0.10)
Prime Money Market Fund
1998	$1.00	0.05	(0.00)[7]	0.05	(0.05)	—
1999	$1.00	0.04	0.00[7]	0.04	(0.04)	—
2000	$1.00	0.04	(0.00)[7]	0.04	(0.04)	—
2001	$1.00	0.05	0.00[7]	0.05	(0.05)	—
2002	$1.00	0.02	(0.00)[7]	0.02	(0.02)	—
U.S. Treasury Money Market Fund
1999[8]	$1.00	0.03	—	0.03	(0.03)	—
2000	$1.00	0.04	(0.00)[7]	0.04	(0.04)	—
2001	$1.00	0.05	0.00[7]	0.05	(0.05)	—
2002	$1.00	0.02	—	0.02	(0.02)	—

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

3 Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

4 Computed on an annualized basis.

5 Per share amount is based upon the average number of shares outstanding.

6 Effective May 1, 2001, the Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended April 30, 2002 was as follows:

	Net Investment Income per Share	Net Realized and Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
Intermediate Tax Free Bond Fund R Shares	0.01	(0.01)	0.07%
Long Term Tax Free Bond Fund R Shares	—	—	0.01%

Per share, ratios and supplemental data for periods prior May 1, 2001 have not been restated to reflect this change in presentation.

7 Per share amount does not round to $0.01 or $(0.01).

8 Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period

		Total Return[1]

			Expenses

				Net Investment Income

					Expense waiver/ reimbursement[2]

						Net Assets, end of period (000 omitted)

							Portfolio Turnover

(0.15)	$9.98	1.31%	1.00%[4]	4.16%[4]	0.61%[4]	$66,582	9%
(0.43)	$10.25	7.08%	0.89%	4.18%	0.61%	$59,483	25%
(0.41)	$10.38	5.37%	0.93%	4.05%[6]	0.61%	$56,280	27%

(0.16)	$10.01	1.76%	1.00%[4]	4.57%[4]	0.60%[4]	$69,119	0%
(0.51)	$10.29	8.00%	0.91%	4.48%	0.60%	$57,481	48%
(0.53)	$10.37	6.02%	0.93%	4.09%[6]	0.60%	$48,389	25%

(0.05)	$1.00	4.92%	1.00%	4.51%	0.18%	$508	—
(0.04)	$1.00	4.49%	1.03%	4.25%	0.46%	$8,422	—
(0.04)	$1.00	4.53%	1.07%	4.55%	0.40%	$23,842	—
(0.05)	$1.00	5.32%	1.07%	5.13%	0.40%	$103,460	—
(0.02)	$1.00	1.96%	1.07%	1.90%	0.40%	$43,742	—

(0.03)	$1.00	3.35%	1.08%[4]	3.86%[4]	0.47%[4]	$3,309	—
(0.04)	$1.00	4.20%	1.10%	4.20%	0.40%	$4,373	—
(0.05)	$1.00	5.11%	1.08%	5.03%	0.40%	$5,449	—
(0.02)	$1.00	1.77%	1.08%	1.02%	0.40%	$42,919	—

Riggs Funds

CLASS R SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs Large Cap Growth Fund
Riggs U.S. Government Securities Fund
Riggs Bond Fund
Riggs Intermediate Tax Free Bond Fund
Riggs Long Term Tax Free Bond Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

June 30, 2002

A Statement of Additional Information (SAI) dated June 30, 2002 is incorporated by reference into this prospectus. Additional information about the Funds' and their investments is contained in the Funds' SAI, and Annual and Semi-Annual Reports to Shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, call your investment professional or Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, DC metropolitan area toll-free at 1-800-934-3883.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the SEC's Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6309

Cusip 76656A 609 Riggs Stock Fund RISTX
Cusip 76656A 807 Riggs Small Company Stock Fund RISCX
Cusip 76656A 849 Riggs Large Cap Growth Fund RILCX
Cusip 76656A 500 Riggs U.S. Government Securities Fund RIBDX
Cusip 76656A 872 Riggs Bond Fund RIBRX
Cusip 76656A 864 Riggs Intermediate Tax Free Bond Fund RIIBX
Cusip 76656A 856 Riggs Long Term Tax Free Bond Fund RILTX
Cusip 76656A 203 Riggs Prime Money Market Fund RPRXX
Cusip 76656A 401 Riggs U.S. Treasury Money Market Fund RGSXX

1061803A (06/02)


Cusip 76656A 609
Cusip 76656A 807
Cusip 76656A 849
Cusip 76656A 500
Cusip 76656A 872
Cusip 76656A 864
Cusip 76656A 856
Cusip 76656A 203
Cusip 76656A 401


1061803A (06/02)


COMBINED PROSPECTUS

June 30, 2002

Class Y Shares

Riggs Stock Fund

Riggs Small Company Stock Fund

Riggs U.S. Government Securities Fund

Riggs Prime Money Market Fund

Riggs U.S. Treasury Money Market Fund

[Logo of Riggs Funds]

RIGGS FUNDS JUNE 30, 2002

PROSPECTUS

Federated Securities Corp., Distributor


Riggs Funds


CLASS Y SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS


Fund Goals, Strategies, Performance and Risk	1
What are the Funds' Fees and Expenses?	8
Principal Securities in Which the Funds Invest	9
Specific Risks of Investing in the Funds	11
What Do Shares Cost?	12
How are the Funds Sold?	13
How to Purchase Shares	13
How to Redeem Shares	14
Account and Share Information	15
Who Manages the Funds?	16
Financial Information	16


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


JUNE 30, 2002


Fund Goals, Strategies,
Performance and Risk

Riggs Funds offer nine portfolios, including three equity funds, four income funds, and two money market funds. The following describes the investment goals, strategies, and principal risks of Riggs Stock Fund (Stock Fund), Riggs Small Company Stock Fund (Small Company Stock Fund), Riggs U.S. Government Securities Fund (U.S. Government Securities Fund), Riggs Prime Money Market Fund (Prime Money Market Fund) and Riggs U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund) (collectively, the "Funds"). There can be no assurance that a Fund will achieve its goal.


The investment goal of each Fund described in this section may only be changed upon the approval of a majority of the outstanding Shares of the Fund which would be affected by the change. The investment strategies may be changed without shareholder approval.

The Shares offered by this prospectus are not deposits or obligations of any bank, including Riggs Bank, N.A., are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


RIGGS STOCK FUND

Goal

Seeks to provide growth of capital and income.

Strategy


The Fund pursues its investment objective by investing primarily in common stocks of improving quality, large capitalization U.S. companies. These will generally be companies whose market capitalizations are $5 billion or more, at time of purchase, and whose earnings and dividends are growing at above average rates relative to the historic growth rates of such companies, and relative to the current growth rates of other companies comprising the Standard & Poor's 500 Index. The Fund's sub-adviser (Sub-Adviser) selects stocks which it believes are undervalued based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improved earnings, and credit quality. The Sub-Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity investments. The Fund will provide Shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Class Y Shares are sold without a sales charge (load). The total returns shown in the bar chart are based upon net asset value.

The Fund's Class Y Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was (0.51)%.

Within the period shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 9.76% (quarter ended December 31, 2001). Its lowest quarterly return was (17.37)% (quarter ended September 30, 2001).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class Y Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index ("S&P 500"), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	Start of Performance [1]
Class Y Shares:
Return Before Taxes	(15.57)%	(8.85)%
Return After Taxes on Distributions [2]	(15.74)%	(11.09)%
Return After Taxes on Distributions and Sale of Fund Shares [2]	(9.33)%	(6.83)%
S&P 500:	(11.88)%	(8.78)%

1 The Fund's Class Y Shares start of performance date was December 20, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.


RIGGS SMALL COMPANY STOCK FUND

Goal

Seeks to provide long-term capital appreciation.

Strategy


The Fund pursues its investment objective by investing primarily in a diversified portfolio of stocks of small-sized U.S. companies which are either listed on the New York or American Stock Exchange or Nasdaq, or trade in the over-the-counter market and which, in the opinion of the Fund's Sub-Adviser, have potential to become significant factors in their respective industries in terms of market share. The Fund seeks to invest primarily in companies whose market capitalizations are less than $2 billion. In selecting securities, the Sub-Adviser uses a similar style of investing described on the previous page with respect to Riggs Stock Fund. The Sub-Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in small capitalization equity investments. The Fund will provide Shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Class Y Shares are sold without a sales charge (load). The total returns shown in the bar chart are based upon net asset value.

The Fund's Class Y Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 3.24%.

Within the period shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 24.69% (quarter ended December 31, 2001). Its lowest quarterly return was (19.26)% (quarter ended September 30, 2001).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class Y Shares to illustrate the effect of federal taxes on Fund returns. In addition, Return After Taxes is shown for Class Y Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index ("RUS2"), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	Start of Performance [1]
Class Y Shares:
Return Before Taxes	13.80%	10.74%
Return After Taxes on Distributions [2]	13.77%	7.63%
Return After Taxes on Distributions and Sale of Fund Shares [2]	8.40%	7.04%
RUS2	2.49%	3.60%

1 The Fund's Class Y Shares start of performance date was December 20, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.


RIGGS U.S. GOVERNMENT SECURITIES FUND

Goal

Seeks to achieve current income.

Strategy


The Fund pursues its investment objective by investing primarily in U.S. Treasury and government agency securities, including mortgage backed securities and collateralized mortgage obligations. The Fund may also invest in non-governmental debt securities, such as investment grade debt securities issued by corporations or banks, and in privately issued collateralized mortgage obligations. The Sub-Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates. Under ordinary market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the duration of the Merrill Lynch U.S. Treasury Agency Master Index. The Sub-Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. government investments. The Fund will provide Shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.


Risk/Return Bar Chart and Table


The performance information shown above will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Class Y Shares are sold without a sales charge (load). The total returns shown in the bar chart are based upon net asset value.

The Fund's Class Y Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was (0.62)%.

Within the period shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 4.61% (quarter ended December 31, 2000). Its lowest quarterly return was (0.61)% (quarter ended December 31, 2001).


Average Annual Total Return Table


Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class Y Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch U.S. Treasury Agency Master Index ("MLTAM"), a broad based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	State of Performance [1]
Class Y Shares:
Return Before Taxes	5.78%	8.60%
Return After Taxes on Distributions [2]	3.64%	6.34%
Return After Taxes on Distributions and Sale of Fund Shares [2]	3.49%	5.77%
MLTAM:	7.18%	9.94%

1 The Fund's Class Y Shares start of performance date was December 20, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

RIGGS PRIME MONEY MARKET FUND


Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy


The Fund pursues its investment objective by investing exclusively in a portfolio of corporate, U.S. government and other money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The securities in which the Fund invests must be rated in the highest short-term category by two recognized rating services or be of comparable quality to securities having such ratings. The Sub-Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors including the current and expected U.S. economic growth, interest rates and inflation rates.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class Y Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 0.33%.

Within the period shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 1.52% (quarter ended December 31, 2000). Its lowest quarterly return was 0.50% (quarter ended December 31, 2001).


Average Annual Total Return Table


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 2001.

Calendar Period	Class Y Shares
1 Year	3.54%
5 Year	4.83%
10 Years	4.59%

The Fund's Class Y Shares 7-Day Net Yield as of December 31, 2001 was 1.56%. You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free 1-800-934-3883 for current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


RIGGS U.S. TREASURY MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy


The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations maturing in 397 days or less and repurchase agreements fully collateralized by U.S. Treasury obligations. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. U.S. Treasury obligations are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. The Sub-Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In doing so, it assesses a variety of factors, including the current and expected U.S. economic growth interest rates and inflation rates.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. Treasury investments, including repurchase agreements fully collateralized by U.S. Treasury obligtions. The Fund will provide Shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class Y Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 0.28%.

Within the period shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 1.45% (quarter ended December 31, 2000). Its lowest quarterly return was 0.42% (quarter ended December 31, 2001).


Average Annual Total Return Table


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 2001.

Calendar Period	Class Y Shares
1 Year	3.35%
5 Years	4.58%
10 Years	4.26%

The Fund's Class Y Shares 7-Day Net Yield as of December 31, 2001 was 1.32%. You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free 1-800-934-3883 for current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


PRINCIPAL RISKS OF THE FUNDS

Set forth below are risks specific to an investment in a particular Fund, or Funds. For more information on these risks, see "Specific Risks of Investing in the Funds."


In addition, all Funds are subject to the risk that a Fund's Share price may decline and an investor could lose money. Thus, although Prime Money Market Fund and Treasury Money Market Fund seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the Riggs Funds. Also, there is no assurance that a Fund will achieve its investment objective.

Risks	Stock Fund	Small Company Stock Fund	U.S. Government Securities Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Stock Market Risks[1]	X	X
Liquidity Risks[2]		X	X
Risks Related to Company Size[3]		X
Credit Risks[4]			X	X
Interest Rate Risks[5]			X	X	X
Prepayment Risks[6]			X
Sector Risks[7]				X


1 The value of equity securities rise and fall.

2 Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.

3 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

4 An issuer may possibly default on a security by failing to pay interest or principal when due.

5 Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

6 When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

7 Because companies providing credit enhancement with regard to Prime Money Market Fund's securities may be concentrated in certain industry sectors, the creditworthiness of the Prime Money Market Fund's securities may be adversely affected by developments which adversely affect such sectors.


What are the Funds' Fees and Expenses?


RIGGS STOCK FUND, RIGGS SMALL COMPANY STOCK FUND, RIGGS U.S. GOVERNMENT SECURITIES FUND, RIGGS PRIME MONEY MARKET FUND AND RIGGS U.S. TREASURY MONEY MARKET FUND CLASS Y SHARES

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares of the Funds.

Shareholder Fees Fees Paid Directly From Your Investment	Stock Fund	Small Company Stock Fund	U.S. Government Securities Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee	0.75%	0.80%	0.75%[2]	0.50%	0.50%
Distribution (12b-1) Fee	None	None	None	None	None
Shareholder Services Fee	0.25%	0.25%	0.25%3	0.25%3	0.25%[3]
Other Expenses	0.36%	0.36%	0.26%	0.22%	0.23%
Total Annual Fund Operating Expenses	1.36%	1.41%	1.26%	0.97%	0.98%
1 Although not contractually obligated to do so, the Adviser and shareholder services provider voluntarily waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2002.
Total Waiver of Fund Expenses	0.00%	0.00%	0.55%	0.25%	0.25%
Total Actual Annual Fund Operating Expenses (after waivers)	1.36%	1.41%	0.71%	0.72%	0.73%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the U.S. Government Securities Fund (after the voluntary waiver) was 0.35% for the fiscal year ended April 30, 2002.
3 All or a portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Class Y Shares of the U.S. Government Securities Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary waiver) was 0.10%, 0.00% and 0.00%, respectively, for the fiscal year ended April 30, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's Class Y Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year

		3 Years

			5 Years

				10 Years
Stock Fund	$138	$431	$745	$1,635
Small Company Stock Fund	$144	$446	$771	$1,691
U.S. Government Securities Fund	$128	$400	$692	$1,523
Prime Money Market Fund	$99	$309	$536	$1,190
U.S. Treasury Money Market Fund	$100	$312	$542	$1,201


Principal Securities in Which the Funds Invest

Equity Securities

Equity securities held represent a Share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities, because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.


The following describes the principal type of equity security in which a Fund may invest:


Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


The following describes the principal types of fixed income securities in which a Fund may invest, where that security has been referred to in each Fund's strategy section above:


Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities held by the Funds are generally regarded as having the lowest credit risks.

Agency Securities


Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.


The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue s ecurities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES


Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities, and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is a pass-through certificate. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.


SEQUENTIAL CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.


BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT


Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities, and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

SPECIAL TRANSACTIONS

Repurchase Agreements


Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.


A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Investment Ratings for Prime Money Market Fund


The securities in which Prime Money Market Fund invests must be rated in the highest short-term category by two nationally recognized statistical rating organizations (NRSROs) or be of comparable quality to securities having such ratings.


Investment Ratings for Corporate Fixed Income Securities


The Sub-Adviser will determine a security's rating based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to securities (AAA, AA, A, BBB, and below) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Sub-Adviser's credit assessment that the security is comparable to a rated security.

If a security is downgraded below the minimum quality grade discussed in a Fund's investment strategy, the Sub-Adviser will reevaluate the security, but will not be required to sell it.


Portfolio Turnover


Each Fund actively trade their portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.


Temporary Defensive Investments


Each Fund may temporarily depart from their principal investment strategy by investing their assets in cash and shorter-term debt securities and similar obligations. The Funds may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Temporary investments will be of comparable quality to other debt securities in which the Funds may invest.


Specific Risks of Investing in the Funds

STOCK MARKET RISKS


  The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's Share price may decline.
  The Sub-Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS--FIXED INCOME SECURITIES

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

LIQUIDITY RISKS--EQUITY SECURITIES

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.


RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE


  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


CREDIT RISKS


  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Sub-Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

PREPAYMENT RISKS


  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments, makes the price of mortgage backed securities held by a Fund more volatile than many other types of fixed income securities with comparable credit risks.
  Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.
  A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks or other less favorable characteristics.


SECTOR RISKS

  A substantial part of Prime Money Market Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Funds do not charge a front-end sales charge. The NAV for Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV for the Prime Money Market Fund and U.S. Treasury Money Market Fund (together, the "Money Market Funds") is determined at 12:00 noon and 4:00 p.m. (Eastern time).

A Fund's NAV is determined as follows: The Money Market Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAVs will always remain at $1.00 per Share. Equity securities are generally valued at the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.


The minimum initial investment in each Fund is $100,000. Subsequent investments must be in amounts of at least $100. An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the Riggs Funds.

The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?


The Funds offer two share classes: Class R Shares and Class Y Shares, each represents interests in a single portfolio of securities. This prospectus relates only to Class Y Shares. Each Share class has different sales charges and expenses which affect their performance. Class R Shares are subject to a 0.25% Rule 12b-1 fee (0.50% in the case of Prime Money Market Fund and U.S. Treasury Money Market Fund), and a 0.25% shareholder services fee, and impose a 2% CDSC. For more information concerning Class R Shares, contact Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus. Class Y Shares of the Funds are sold primarily to trusts, fiduciaries and institutions, and to persons and entities ("Class A shareholders") who held Class Y Shares (formerly known as "Class A Shares") of U.S. Treasury Money Market Fund and Prime Money Market Fund (together, the "Money Market Funds") on June 30, 1998.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


How to Purchase Shares


You may purchase Shares through Riggs Investment Corp. or Riggs Bank, N.A. The Funds reserve the right to reject any request to purchase or exchange Shares.


THROUGH RIGGS INVESTMENT CORP.


To place an order to purchase Shares of a Fund, an investor may write to or call Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. Representatives are available from 8:30 a.m. to 5:00 p.m. (Eastern time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank, N.A. With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, purchase orders must be received by Riggs Investment Corp. before 11:00 a.m. (Eastern time). Payment is normally required on the same business day. With respect to Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, purchase orders must be received by Riggs Investment Corp. before 4:00 p.m. (Eastern time). Payment is normally required on the next business day.


By Wire


Shares of the Riggs Funds may be purchased by wire. For wiring instructions, call Riggs Funds Shareholder Services (RFSS) at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

With respect to Prime Money Market Fund and U.S. Treasury Money Market Fund, payment by wire must be received by Riggs Investment Corp. before 12:30 p.m. (Eastern time) on the same day as the order is placed to earn dividends for that day. With respect to Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, payment by wire must be received by Riggs Investment Corp. before 3:00 p.m. (Eastern time) on the next business day after placing the order. You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

Make your check payable to Riggs Funds, note the name of the Fund and the Share class on the check, and mail it to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Riggs Investment Corp.
808 17th Street, N.W.
Washington, D.C. 20006


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Riggs Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit cards.

Orders received by mail are considered received after payment by check is converted by Riggs Bank, N.A. into federal funds. This is normally the next business day.

THROUGH AUTOMATIC INVESTING PROGRAMS OFFERED THROUGH RIGGS BANK, N.A.

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may establish an account with Riggs Investment Corp., or Riggs Bank, N.A. to automatically purchase Class Y Shares of Prime Money Market Fund or U.S. Treasury Money Market Fund when your bank account reaches a certain level. Prospective investors in an Automatic Investing Program should refer to the Riggs Investment Corp. or Riggs Bank, N.A. Service Agreement for details regarding the services, fees, restrictions, and limitations related to the Automatic Investment Program. You should read this prospectus along with the Service Agreement.


BY SYSTEMATIC INVESTMENT PROGRAM


If you were a holder of Class Y Shares of a Money Market fund at December 31, 1999 you may add to your investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund Shares at the NAV next determined after an order is received. Shareholders may apply for participation in this program through Riggs Investment Corp., Riggs Bank, N.A. or an authorized broker/dealer.


Due to the nature of the Automatic Investing Programs, systematic investment privileges are unavailable to participants in these programs.

BY AUTOMATED CLEARING HOUSE (ACH)

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999 you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


AUTOMATIC INVESTING PROGRAMS

Clients who have executed a Riggs Bank, N.A. or Riggs Investment Corp. Service Agreement should refer to the Agreement for information about redeeming Class R Shares of Prime Money Market Fund and U.S. Treasury Money Market Fund purchased through that program.


RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Investment Corp. and consult a tax adviser.


How to Redeem Shares


Each Fund redeems Class Y Shares at their NAV (with the exception of the Money Market Funds, unless the Money Market Fund Shares were acquired in exchange for Class R Shares of a Fund which is not a Money Market Fund) next determined after Riggs Investment Corp. receives the redemption request.


Redemptions will be made on days on which both the NYSE and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank, N.A.


DIRECTLY FROM THE FUND

By Telephone


You may redeem Shares by calling Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. An authorization form permitting a Fund to accept telephone redemption requests must first be completed. Although Riggs Investment Corp. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

With respect to the Money Market Funds, if you call before 11:00 a.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 11:00 a.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

With respect to Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, if you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail


You may redeem Shares by mailing a written request to:


Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

Send requests by private courier or overnight delivery service to:

Riggs Investment Corp.
808 17th Street, N.W.
Washington, D.C. 20006

All requests must include:


  Fund Name, Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees

Signatures must be guaranteed if:


  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the Shareholder(s) of record.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:


  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Funds' ability to manage its assets.


You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

CHECKWRITING


If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, and have a minimum balance of $5,000, you can redeem Shares by writing a check in the amount of at least $100. Shareholders must complete the checkwriting section of the account application or complete a subsequent checkwriting application form which can be obtained from Riggs Investment Corp. The Fund will then provide checks. Checks cannot be used to close a shareholder's account. Checkwriting is not permitted with respect to Shares held in IRA accounts, corporate accounts, or an Automatic Investing Program. For further information, contact RFSS at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.


SYSTEMATIC WITHDRAWAL PROGRAM


If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may automatically redeem Shares in a minimum amount of $50 on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Riggs Investment Corp., Riggs Bank, N.A. or an authorized broker or dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


Due to the nature of the Automatic Investment Programs, systematic withdrawal privileges are not available to participants in those programs.

SYSTEMATIC EXCHANGE PROGRAM


If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may automatically exchange Shares of a predetermined amount on a monthly, quarterly or annual basis and may take advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. Shareholders interested in participating in this program should contact RFSS.


ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issues Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information


CONFIRMATIONS AND ACCOUNT STATEMENTS


You will receive confirmation of purchases and redemptions except for systematic transactions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS


With respect to the Money Market Funds and U.S. Government Securities Fund, dividends are declared daily and paid monthly. With respect to the Stock Fund and Small Company Stock Fund, dividends are declared and paid quarterly. Unless shareholders request cash payments by so indicating on the account application or by writing to one of these Funds, dividends are automatically reinvested in additional Shares of the respective Fund on payment dates at NAV on the ex-dividend date without a sales charge.


In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining non-retirement accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The required minimum may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, N.A., and their spouses and children under 21.


TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?


The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Riggs Investment Corp. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 808 17th Street N.W., Washington, D.C. 20006.


The Adviser has delegated daily management of the Funds' assets to the Sub-Adviser, Riggs Investment Management Corp. ("RIMCO"), which is paid by the Adviser and not by the Funds. The Sub-Adviser's address is: Riggs Investment Management Corp. 808 17th Street N.W., Washington, D.C. 20006.


The Adviser or its affiliates have advised the Riggs Funds since September 1991, and as of April 30, 2002, provide investment advice for assets of over $2.0 billion. RIMCO has a varied client base of approximately 200 other relationships including corporate pension plans, foundations, endowments, associations and management assets of over $1.2 billion.

THE FUNDS' PORTFOLIO MANAGERS ARE:

A team composed of investment managers with extensive equity research and stock selection experience at Riggs, are jointly and primarily responsible for the day-to-day management of Stock Fund and Small Company Stock Fund.

A team composed of investment managers with extensive fixed income research and security selection experience at Riggs, are jointly and primarily responsible for the day-to-day management of U.S. Government Securities fund, Prime Money Market Fund and U.S. Treasury Money Market Fund.


Advisory Fees

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Stock Fund--0.75%; Small Company Stock Fund-- 0.80%; U.S. Government Securities Fund--0.75%; Prime Money Market Fund and U.S. Treasury Money Market Fund--0.50%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Funds' financial performance for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains. This information for the year ended April 30, 2002, has been audited by KPMG LLP (KPMG), whose report, along with the Funds' audited financial statements, is included in the Annual Report. Information for all other years and periods was audited by the Funds' previous auditors.

Riggs Funds
Financial Highlights Class Y Shares

(For a Share outstanding throughout each period)

Beginning with the fiscal year ended April 30, 2002 the Funds were audited by KPMG. Each of the previous years was audited by other auditors. KPMG's report dated June 21, 2002, on the Funds' financial statements for the year ended April 30, 2002, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Trust.

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments
Stock Fund
2000 [3]	$12.38	0.01	0.85	0.86	(0.01)	--
2001	$13.23	0.00 [5,6]	(1.50)	(1.50)	--	(2.71)
2002	$9.02	(0.02) 5	(1.56)	(1.58)	--	(0.08)
Small Company Stock Fund
2000 [3]	$11.50	0.00 [5,6]	1.68	1.68	--	--
2001	$13.18	0.02	(0.11)	(0.09)	--	(1.77)
2002	$11.32	(0.06) [5]	1.17	1.11	(0.01)	--
U.S. Government Securities Fund
2000 [3]	$9.42	0.19	0.05	0.24	(0.19)	--
2001	$9.47	0.54	0.45	0.99	(0.53)	--
2002	$9.93	0.48 [5,8]	0.11 [8]	0.59	(0.52)	--
Prime Money Market Fund
1998	$1.00	0.05	(0.00) [6]	0.05	(0.05)	--
1999	$1.00	0.05	0.00 [6]	0.05	(0.05)	--
2000	$1.00	0.05	(0.00) [6]	0.05	(0.05)	--
2001	$1.00	0.06	0.00 [6]	0.06	(0.06)	--
2002	$1.00	0.02	(0.00) [6]	0.02	(0.02)	--
U.S. Treasury Money Market Fund
1998	$1.00	0.05	--	0.05	(0.05)	--
1999	$1.00	0.04	--	0.04	(0.04)	--
2000	$1.00	0.04	(0.00) [6]	0.04	(0.04)	--
2001	$1.00	0.05	0.00 [6]	0.05	(0.05)	--
2002	$1.00	0.02	--	0.02	(0.02)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

3 Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

4 Computed on an annualized basis.

5 Per share amount is based upon the average number of shares outstanding.

6 Per share amount does not round to $0.01 or $(0.01).

7 Percentage amount does not round to 0.01%.

8 Effective May 1, 2001, the U.S. Government Securities Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended April 30, 2002 was to decrease net investment income per share by $0.07, increase net realized and unrealized gain/loss per share by $0.07 and decrease the ratio of net investment income to average net assets from 5.35% to 4.77%. Per share, ratios and supplemental data for periods prior May 1, 2001 have not been restated to reflect this change in presentation.

			Ratios to Average Net Assets
Total Distributions
	Net Asset Value, end of period
		Total Return[1]
			Expenses

				Net Investment Income (Net Operating Loss)

					Expense waiver/ reimbursement [2]

						Net Assets, end of period (000 omitted)

							Portfolio Turnover

(0.01)	$13.23	6.98%	1.20% [4]	0.14% [4]	0.12% [4]	$107,045	79%
(2.71)	$9.02	(12.01)%	1.27%	(0.03)%	0.01%	$57,861	95%
(0.08)	$7.36	(17.61)%	1.36%	(0.21)%	--	$32,406	49%

--	$13.18	14.61%	1.37%[4]	0.02%[4]	0.11% [4]	$57,182	116%
(1.77)	$11.32	1.04%	1.35%	0.12%	0.00% [7]	$38,893	146%
(0.01)	$12.42	9.79%	1.41%	(0.50)%	--	$29,114	183%

(0.19)	$9.47	2.58%	0.81%[4]	5.57% [4]	0.55% [4]	$102,968	55%
(0.53)	$9.93	10.72%	0.68%	5.52%	0.55%	$84,298	58%
(0.52)	$10.00	6.04%	0.71%	4.77% [8]	0.55%	$69,463	64%

(0.05)	$1.00	5.22%	0.58%	5.11%	0.11%	$318,122	--
(0.05)	$1.00	4.76%	0.69%	4.65%	0.25%	$425,054	--
(0.05)	$1.00	4.90%	0.72%	4.83%	0.25%	$323,076	--
(0.06)	$1.00	5.69%	0.72%	5.56%	0.25%	$243,367	--
(0.02)	$1.00	2.31%	0.72%	2.30%	0.25%	$230,531	--

(0.05)	$1.00	5.00%	0.63%	4.88%	0.08%	$117,424	--
(0.04)	$1.00	4.49%	0.72%	4.39%	0.25%	$138,097	--
(0.04)	$1.00	4.57%	0.75%	4.52%	0.25%	$150,085	--
(0.05)	$1.00	5.48%	0.73%	5.35%	0.25%	$159,287	--
(0.02)	$1.00	2.12%	0.73%	2.26%	0.25%	$81,867	--

Riggs Funds

Class Y Shares

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

June 30, 2002

A Statement of Additional Information (SAI) dated June 30, 2002 is incorporated by reference into this prospectus. Additional information about the Funds' and their investments is contained in the Funds' SAI, and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, call your investment professional or Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the SEC's Public Reference Room's operations and copying fees.


Investment Company Act File No. 811-6309


Cusip 76656A 781 Riggs Stock Fund RIYSX
Cusip 76656A 799 Riggs Small Company Stock Fund RISYX
Cusip 76656A 773 Riggs U.S. Government Securities Fund RIUSX
Cusip 76656A 104 Riggs Prime Money Market Fund RYPXX
Cusip 76656A 302 Riggs U.S. Treasury Money Market Fund RYTXX

G00355-02 (06/02)


Cusip 76656A 781
Cusip 76656A 799
Cusip 76656A 773
Cusip 76656A 104
Cusip 76656A 302

G00355-02 (6/02)

                                  RIGGS FUNDS

                                Riggs Stock Fund
                                 Class R Shares
                                 Class Y Shares
                         Riggs Small Company Stock Fund
                                 Class R Shares
                                 Class Y Shares
                          Riggs Large Cap Growth Fund
                                 Class R Shares
                     Riggs U.S. Government Securities Fund
                                 Class R Shares
                                 Class Y Shares
                                Riggs Bond Fund
                                 Class R Shares
                     Riggs Intermediate Tax Free Bond Fund
                                 Class R Shares
                       Riggs Long Term Tax Free Bond Fund
                                 Class R Shares
                         Riggs Prime Money Market Fund
                                 Class R Shares
                                 Class Y Shares
                     Riggs U.S. Treasury Money Market Fund
                                 Class R Shares
                                 Class Y Shares

                      Statement of Additional Information
                                 June 30, 2002

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for Riggs Funds
dated June 30, 2002.
This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectuses or the Annual Report without charge by calling
Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington,
D.C. metropolitan area toll-free at 1-800-934-3883.
================================================================================
    CONTENTS
        How Are the Funds Organized?..........................................
    1
        Securities in Which the Funds Invest..................................
    1

        Addresses.......................................................Back
    Cover
    Federated      Securities      Corp.,
    Distributor,
    subsidiary  of  Federated  Investors,
    Inc.
    1061803B (06/02)
HOW ARE THE FUNDS ORGANIZED?
================================================================================

Riggs Funds (the "Trust") is a diversified, open-end management investment company that was established under the laws of the Commonwealth of
Massachusetts on April 1, 1991. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Trust changed its name from RIMCO Monument Funds to Riggs Funds on June 30, 1998. The Board
of Trustees (the Board) has established two classes of Shares, known as Class R
Shares and Class Y Shares. This SAI relates to both classes of Shares. The
Funds' investment adviser is Riggs Bank, N.A. (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST
================================================================================

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective.

The following table indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.
-----------------------------------------------------------------------------------------
--------------------- Stock Small   Large  U.S.     Bond  IntermediLong     Prime U.S.
Securities            Fund  Company Cap    GovernmenFund  Tax      Term     Money Treasury
                            Stock   Growth Securities     Free     Tax      MarketMoney
                             Fund    Fund    Fund         Bond     Free     Fund  Market
                                                            Fund   Bond            Fund
                                                                     Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Agency Securities       A      A      A       P       A      A        A       P     N
-----------------------------------------------------------------------------------------
 American Depository    A      A      A       N       A      N        N       N     N
 Receipts 1
 ----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Asset Backed            N      N      N       A       A      N        N       N     N
Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Bank Instruments        A      A      A       A       A      A        A       P     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Collateralized          N      N      N       P       A      N        N       N     N
Mortgage Obligations
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Commercial Paper 2, 3   A      A      A       A       P      A        A       P     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Common Stocks           P      P      P       N       A      N        N       N     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Convertible             A      A      A       N       P      A        A       N     N
Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Corporate Debt          A      A      A       A       P      A        A       P     N
Obligations 4
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Credit Enhancement 5    A      A      A       N       A      P        P       P     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Demand Instruments      A      A      A       A       A      A        A       A     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Foreign Securities      A      A      A       N       A      N        N       N     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Futures and Options     A      A      A       A       A      A        A       N     N
Transactions
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
General Obligation      N      N      N       N       A      P        P       N     N
Bonds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Insurance Contracts     N      N      N       N       A      N        N       A     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Inverse Floaters        N      N      N       N       A      A        A       N     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mortgage Backed         N      N      N       P       A      N        N       N     N
Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Municipal Securities    N      N      N       N       P      P        P       N     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Preferred Stocks        A      A      A       N       P      N        N       N     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Private Activity        N      N      N       N       N      P        P       A     N
Bonds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Real Estate             A      A      A       N       A      N        N       N     N
Investment Trusts
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Repurchase Agreements   A      A      A       A       P      P        P       A     P
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Reverse Repurchase      A      A      A       A       A      A        A       A     A
Agreements
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Securities of Other     A      A      A       A       A      A        A       A     A
Investment Companies
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Special Revenue Bonds   N      N      N       N       A      P        P       N     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Treasury Securities     A      A      A       P       A      A        A       P     P
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Variable Rate Demand    A      A      A       A       A      P        P       P     N
Notes
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Warrants                A      A      A       N       A      N        N       N     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
When-Issued             A      A      A       A       P      P        P       A     A
Transactions
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Zero Coupon             N      N      N       A       A      A        A       A     N
Securities
-----------------------------------------------------------------------------------------

1.     Stock Fund and Small Company Stock Fund may invest up to 20% of their total assets in American Depositary Receipts (ADRs).
2.    U.S. Government Securities Fund may invest in commercial paper that has at least two high quality ratings by a nationally recognized statistical rating organization (NRSRO).
3.         Stock Fund and Small Company Stock Fund may invest in commercial paper rated A-1 by Standard & Poor's (S&P), Prime-1 by
        Moody's Investors Service (Moody's) or F-1+ or F-1 by Fitch Ratings
(Fitch).
4.     U.S. Government Securities Fund may invest in corporate debt obligations and U.S. dollar denominated debt obligations of foreign corporations and governments rated Baa or better, Aaa, Aa or A by Moody's; BBB or better, AAA, AA or A by S&P; or BBB or better, AAA, AA, or A by Fitch. The Fund will limit its investment in bonds rated in the lowest investment grade category to 10% of its total assets. In the event that any such security is downgraded below the fourth highest rating category, the Fund will dispose of the security.
5.    Prime Money Market Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

44

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a Share of an issuer's earnings and assets, after the issuer pays its liabilities.  A Fund cannot predict the income it will receive from equity securities, because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.  The following describes the types of equity securities in which a
Fund invests:

   Common Stocks
   Common stocks are the most prevalent type of equity security.  Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders.  As a result, changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks
   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock.  Some preferred stocks also participate in dividends and distributions paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock.  A Fund may treat such redeemable preferred stock as a fixed income security.

   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease, operate, and finance commercial real estate.  REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants
   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date).  A Fund may buy the designated securities by paying the exercise price before the expiration date.  Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date.  This increases the market risks of warrants as compared to the underlying security.

   Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.  Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price.  A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest:

   Treasury Securities
   Treasury securities are direct obligations of the federal government of the
   United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE).  The
   United States supports some GSEs with its full faith and credit.  Other GSEs receive support through federal subsidies, loans, or other benefits. A few
   GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

   Corporate Debt Securities
   Corporate debt securities are fixed income securities issued by businesses.
   Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking
   (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      Commercial Paper
      Commercial paper is an issuer's obligation with a maturity of less than nine months.  Companies typically issue commercial paper to pay for current expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper.  If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

      Demand Instruments
      Demand instruments are corporate debt securities that the issuer must repay upon demand.  Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  A Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   Municipal Securities
   Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities.  Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

   Mortgage Backed Securities
   Mortgage backed securities represent interests in pools of mortgages.  The mortgages that comprise a pool normally have similar interest rates, maturities, and other terms.  Mortgages may have fixed or adjustable interest rates.  Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms.  Many have extremely complicated terms.  The simplest form of mortgage backed securities is a pass-through certificate.  An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages.  Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month.  Holders of pass-through certificates receive a pro rata Share of all payments and pre-payments from the underlying mortgages.  As a result, the holders assume all the prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs, including interests in real estate mortgage investment conduits
      (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs.  However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

         Sequential CMOs
         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments.  The next class of CMOs receives all principal payments after the first class is paid off.  This process repeats for each sequential class of CMO.  As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More sophisticated CMOs include planned amortization classes (PACs)
         and targeted amortization classes (TACs).  PACs and TACs are issued with companion classes.  PACs and TACs receive principal payments and prepayments at a specified rate.  The companion classes receive principal payments and prepayments in excess of the specified rate.
         In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.  This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may allocate interest payments to one class (Interest Only or
         IOs) and principal payments to another class (Principal Only or POs).
         POs increase in value when prepayment rates increase.  In contrast,
         IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments.  However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another variant allocates interest payments between two classes of
         CMOs.  One class (Floaters) receives a Share of interest payments based upon a market index such as the London Interbank Offered Rate
         (LIBOR).  The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages.  Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise.  This shifts prepayment and interest rate risks from the Floater to the Inverse
         Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must allocate all payments received from the underlying mortgages to some class.  To capture any unallocated payments, CMOs generally have an accrual (Z) class.  Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off.  Once this happens, holders of Z class CMOs receive all payments and prepayments.  Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

         The degree of increased or decreased prepayment risks depends upon the structure of the CMOs.  However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

        Asset Backed Securities
      Asset backed securities are payable from pools of obligations other than mortgages.  Most asset backed securities involve consumer or commercial debts with maturities of less than ten years.  However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security.  Asset backed securities may take the form of commercial paper, notes, or pass through certificates.  Asset backed securities have prepayment risks.  Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   Zero Coupon Securities
   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment).  Investors buy zero coupon securities at a price below the amount payable at maturity.  The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.  Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.  A zero coupon step-up security converts to a coupon security before final maturity.

   There are many forms of zero coupon securities.  Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.
   Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping.  Treasury
   STRIPs, IOs and POs are the most common forms of stripped zero coupon securities.  In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.  These are referred to as pay-in-kind or PIK securities.

   Bank Instruments
   Bank instruments are unsecured interest bearing deposits with banks.  Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances.  Yankee instruments are denominated in U.S.
   dollars and issued by U.S. branches of foreign banks.  Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

   Insurance Contracts
   Insurance contracts include guaranteed investment contracts, funding agreements, and annuities.  A Fund treats these contracts as fixed income securities.

   Credit Enhancement
   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults.  In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer.
   Normally, the credit enhancer has greater financial resources and liquidity than the issuer.  For this reason, the Funds' Adviser or sub-adviser
   (Sub-Adviser) usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   Common types of credit enhancement include guarantees, letters of credit, bond insurance, and surety bonds.  Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security.  If a default occurs, these assets may be sold and the proceeds paid to a security's holders.  Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
 Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price.  The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  For example, a Fund may hold fixed income securities that are convertible into Shares of common stock at a conversion price of $10 per Share.  If the market value of the Shares of common stock reached $12, a Fund could realize an additional $2 per Share by converting its fixed income securities.

 Convertible securities have lower yields than comparable fixed income securities.  In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.  Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permits Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment, but the value of the convertible security may also be adversely affected by the source of the potential depreciation of the equity security.

 A Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
 Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes.  Typically, states, counties, cities, and other political subdivisions and authorities issue tax exempt securities.  The market categorizes tax exempt securities by their source of repayment.

   General Obligation Bonds
   General obligation bonds are supported by the issuer's power to exact property or other taxes.  The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds.  However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   Special Revenue Bonds
   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees.  Bondholders may not collect from the municipality's general taxes or revenues.  For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds.  Therefore, a shortfall in the tolls normally would result in a default on the bonds.

   Private Activity Bonds
   Private activity bonds are special revenue bonds used to finance private entities.  For example, a municipality may issue bonds to finance a new factory to improve its local economy.  The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds.  The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.  Therefore, any default on the loan normally would result in a default on the bonds.

   The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT).  A Fund may invest in bonds subject to AMT.

   Tax Increment Financing Bonds
   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds.  For example, a municipality may issue TIF bonds to redevelop a commercial area.  The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area.  The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

   Variable Rate Demand Instruments
   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.  A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   Municipal Notes
   Municipal notes are short-term tax exempt securities.  Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues.  Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds.  The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues, or proceeds from newly issued notes or bonds.

Foreign Securities
 Foreign securities are securities of issuers based outside the United States.
 A Fund considers an issuer to be based outside the United States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least
 50% of its total assets, capitalization, gross revenue, or
 profit                            from goods produced, services performed, or
 sales made in another country.

 The foreign securities in which a Fund invests are primarily denominated in
 U.S. dollars.  Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

   Depositary Receipts
   Depositary receipts represent interests in underlying securities issued by a foreign company.  Depositary receipts are not traded in the same market as the underlying security.  The foreign securities underlying American
   Depositary Receipts (ADRs) are traded outside the United States.  ADRs provide a way to buy Shares of foreign-based companies in the United States rather than in overseas markets.  ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.  The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary
   Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States.  Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices, or other assets.  Some derivative contracts
(such as futures, forwards, and options) require payments relating to a future trade involving the underlying asset.  Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset.  The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.
In this case, the exchange sets all the terms of the contract except for the price.  Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time.
Such limits may prevent a Fund from closing out a position.  If this happens, a
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.  OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts.  In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks.
OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts:

   Futures Contracts
   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
   Futures contracts are considered to be commodity contracts.  Futures contracts traded OTC are frequently referred to as forward contracts.

   Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government
   Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term
   Tax Free Bond Fund may buy/sell the following types of futures contracts:
   Financial Futures and Stock Index Futures.

   Options
   Options are rights to buy or sell an underlying asset for a specified price
   (the exercise price) during, or at the end of, a specified period.  A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option.  A put option gives the holder the right to sell the underlying asset to the writer of the option.  The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government
   Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term
   Tax Free Bond Fund may:

o     Buy call options on portfolio securities and on futures contracts in anticipation of an increase in the value of the underlying asset.;

o     Buy put options on portfolio securities and on futures contracts in anticipation of a decrease in the value of the underlying asset.; and

o     Buy or write options to close out existing options positions.

   Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government
   Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term
   Tax Free Bond Fund may also write call options to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the
   Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price.  The repurchase price exceeds the sale price, reflecting a
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements.  The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to counterparty risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price.  A reverse repurchase agreement may be viewed as a type of borrowing by a Fund.  Reverse repurchase agreements are subject to credit risks.  In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time.  During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.  The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares.  Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.  Therefore, delayed delivery transactions create market risks for the Fund.  Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

Securities Lending
A Fund may lend portfolio securities to borrowers that the Adviser or
Sub-Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.
Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, a Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower.  The Fund will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.
These transactions create leverage risks.

Asset Coverage
In order to secure their obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction, or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations.  Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction.  This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect a Fund against circumstances that would normally cause a Fund's portfolio securities to decline in value, a Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. A
Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. A Fund's ability to hedge may be limited by the costs of the derivatives contracts. A Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances, or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to a Fund.

Investing in Securities of Other Investment Companies
A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Investment Ratings
A nationally recognized statistical rating organization's (NRSRO) highest rating category is determined without regard for sub-categories and gradations.
For example, securities rated A-1 or A-1+ by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service ("Moody's"), or F-1+ or F-1 by Fitch Ratings
("Fitch"), are all considered rated in the highest short-term rating category.

Investment Ratings for Corporate Fixed Income Securities
The Sub-Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, S&P, a rating service, assigns ratings to securities
(AAA, AA, A, BBB, and below) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Sub-Adviser's credit assessment that the security is comparable to a rated security.

If a security is downgraded below the minimum quality grade discussed in a
Fund's investment strategy, the Sub-Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS

There are many factors that may affect an investment in the Funds. The Funds'
risks are described below:

Stock Market Risks
The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's Share price may decline.

The Adviser or Sub-Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.  However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Prepayment Risks
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield.  The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity
(the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions.  A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.  For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development.  Further, growth stocks may not pay dividends or may pay lower dividends than value stocks.
This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.  For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development.  Further, value stocks tend to have higher dividends than growth stocks.  This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of Shares traded daily, the less liquid its stock, and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding Shares by the current market price per Share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital.
These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade, or are not widely held.
This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on a Fund's performance.
Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

o     Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

o     Trading opportunities are more limited for CMOs that have complex terms or that are not widely held.  These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o     Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

Leverage Risks
Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P's and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Sub-Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a
Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risks
o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o     The Adviser attempts to manage currency risk by limiting the amount a
  Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements)
as frequently or to as great an extent as companies in the United States.
Foreign companies may also receive less coverage than United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser or Sub-Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions, or repatriation restrictions that could adversely affect the liquidity of a Fund's investments.

Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to Shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Sector Risks
A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, a Fund will be more susceptible to any economic, business, political, or other developments that generally affect these issuers.

Noninvestment Grade Securities Risks
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit, and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

fundamental investment objectiveS

Riggs Stock Fund seeks to provide growth of capital and income.

Riggs Small Company Stock Fund seeks to provide long-term capital appreciation.

Riggs Large Cap Growth Fund seeks to provide capital appreciation.

Riggs U.S. Government Securities Fund seeks to achieve current income.

Riggs Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

Riggs Intermediate Tax Free Bond Fund seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.

Riggs Long Term Tax Free Bond Fund seeks to provide a high level of current income which is exempt from federal income tax.

Riggs Prime Money Market Fund seeks to provide current income consistent with stability of principal and liquidity.

Riggs U.S. Treasury Money Market Fund seeks to provide current income consistent with stability of principal and liquidity.

The above listed fundamental investment objectives cannot be changed by the
Funds' Board without Shareholder approval.

INVESTMENT LIMITATIONS
Borrowing Money and Issuing Senior Securities
The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the
Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate could be liquidated in an orderly manner.

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of their total assets would be invested in securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Funds will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities, and bank instruments will not be deemed to constitute an industry.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the
Funds may engage in transactions involving the acquisition, disposition, or resale of their portfolio securities, under circumstances where they may be considered to be an underwriter under the Securities Act of 1933.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities", as defined by the 1940 Act. The following limitations, however, may be changed by the Board without Shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin
Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government
Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax
Free Bond Fund will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions, and other financial contracts or derivative instruments.
Prime Money Market Fund and U.S. Treasury Money Market Fund will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities
Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government
Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free
Bond Fund, and Prime Money Market Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements, or purchase time deposits maturing in more than seven days if immediately after and as a result, the value of such securities would exceed, in the aggregate,
15% of the net assets of Stock Fund, Small Company Stock Fund, Large Cap Growth
Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond
Fund, and Long Term Tax Free Bond Fund, and 10% of the nets assets of Prime
Money Market Fund.

Investing in Other Investment Companies
      Each Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies.  It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in Shares of other investment companies may be subject to such duplicate expenses.  At the present time, each Fund expects that its investments in other investment companies may include Shares of money market funds, including funds affiliated with the
Funds' Adviser.

      The Funds may invest in the securities of affiliated money market funds as an efficient means of managing the Funds' uninvested cash.

In applying Stock Fund, Small Company Stock Fund, U.S. Government Securities
Fund, Prime Money Market Fund, and U.S. Treasury Money Market Fund's
concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

For purposes of the concentration policy, to conform to the current view of the
Securities and Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations the Funds will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect.  The Funds will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

FUNDAMENTAL INVESTMENT POLICIES
Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund will each, as a fundamental investment policy, invest its assets so that at least 80% of the income it distributes will be exempt from federal income taxes. These fundamental investment policies may not be changed by the Funds' Board without shareholder approval.

REGULATORY COMPLIANCE
With respect to Prime Money Market Fund and U.S. Treasury Money Market Fund,
each Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7
(the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
With respect to Prime Money Market Fund and U.S. Treasury Money Market Fund,
the Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV)
is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of a
Fund computed by dividing the annualized daily income on a Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule")
promulgated by the SEC under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and a Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

With respect to Stock Fund, Small Company Stock Fund, Large Cap Growth Fund,
U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Fund, and
Long Term Tax Free Bond Fund, the market values of the Funds' portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the
  OTC market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?
================================================================================

Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government
Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax
Free Bond Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Funds.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the Shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

You will not be charged a CDSC when redeeming Shares:
o     as a Shareholder who acquired Shares prior to July 1, 1998 (including
   Shares acquired in exchange for Shares acquired prior to July 1, 1998);

o     purchased with reinvested dividends or capital gains;

o     following the death or disability, as defined in Section 72(m)(7) of the
   Internal Revenue Code of 1986, of the last surviving Shareholder;

o     representing minimum required distributions from an Individual Retirement
   Account or other retirement plan to a Shareholder who has attained the age of 701/2;

o     if a Fund redeems your Shares and closes your account for not meeting the minimum balance; and

o     which are qualifying redemptions of Shares under a Systematic Withdrawal
   Program.

In addition, you will not be charged a CDSC:
o     on Shares held by Trustees, employees, and retired employees of the
  Funds, Riggs National Corp. and/or its subsidiaries, or Federated Securities
  Corp. and/or its affiliates, and their spouses and children under the age of
  21;

o     on Shares originally purchased (i) through the Trust Division or the
  Private Banking Division of Riggs Bank; (ii) through an investment adviser registered under the Investment Advisers Act of 1940; (iii) through retirement plans where the third party administrator has entered into certain arrangements with Riggs Bank or its affiliates; or (iv) by any bank or dealer
  (in each case for its own account) having a sales agreement with Federated
  Securities Corp.; and

o     on Shares purchased through entities having no transaction fee agreements or wrap accounts with Riggs Bank or its affiliates.

HOW ARE THE FUNDS SOLD?
================================================================================

Under the Distributor's Contract with the Funds, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (Class R Shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers)
for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Funds may pay Federated Shareholder Services Company, a subsidiary of
Federated Investors, Inc. (Federated), for providing shareholder services and maintaining Shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated
Shareholder Services Company. (These fees do not come out of Fund assets.) The
Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell;
the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES
================================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
================================================================================

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one Shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine their NAV.
The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, Shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW
================================================================================

Under certain circumstances, Shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its
Shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its Shareholders for acts or obligations of the Fund.

In the unlikely event a Shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the Shareholder. On request, the Fund will defend any claim made and pay any judgment against a Shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a Shareholder will occur only if the Fund itself cannot meet its obligations to indemnify Shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION
================================================================================

VOTING RIGHTS
Each Share of each Fund gives the Shareholder one vote in Trustee elections and other matters submitted to Shareholders for vote. All Shares of the each Fund have equal voting rights, except that in matters affecting only a particular
Fund or class, only Shares of that Fund or class are entitled to vote.
Trustees may be removed by the Board or by Shareholders at a special meeting. A special meeting of Shareholders will be called by the Board upon the written request of Shareholders who own at least 10% of a Fund's outstanding Shares of all series entitled to vote.

As of June 3, 2002, the following Shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the following Funds:
Stock Fund - Class R Shares
---------------------------

EAMCO - Riggs Funds, Washington, D.C., owned approximately 1,001,149 Shares
(34.99%); Carn & Co., Washington D.C., owned approximately 549,551 Shares
(19.21%); and FISERV Securities, Inc., Philadelphia, P.A., owned approximately
171,319 Shares (5.99%).

Stock Fund - Class Y Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 4,344,810 Shares
(99.19%).

Small Company Stock Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 816,735 Shares
(66.92%); and Carn & Co., Washington, D.C., owned approximately 216,385 Shares
(17.73%).

Small Company Stock Fund - Class Y Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 2,270,162 Shares
(99.44%).

Large Cap Growth Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 3,102,084 Shares
(88.96%).

U.S. Government Securities Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 1,320,604 Shares
(66.10%); Carn & Co., Washington, D.C., owned approximately 165,153 Shares
(8.27%); and FISERV Securities, Inc., Philadelphia, P.A., owned approximately
107,821 Shares (5.40%).

U.S. Government Securities Fund - Class Y Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 6,711,529 Shares
(99.20%).

Bond Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 2,720,857 Shares
(99.10%).

Intermediate Tax Free Bond Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 5,312,220 Shares
(99.56%).

Long Term Tax Free Bond Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 4,619,618 Shares
(99.38%).

Prime Money Market Fund - Class R Shares

FISERV Securities, Inc., Philadelphia, P.A., owned approximately 45,255,788
Shares (93.43%); and EAMCO - Riggs Funds, Washington, D.C., owned approximately
2,522,964 Shares (5.21%).

Prime Money Market Fund - Class Y Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 100,483,257 Shares
(46.19%); Riggs Bank, N.A., Washington, D.C., owned approximately 55,300,000
Shares (25.42%); National Geographic Society, Washington, D.C., owned approximately 21,507,300 Shares (9.89%),
U.S. Treasury Money Market Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 30,554,320 Shares
(84.15%); and Peter N.G. Schwartz, Washington, D.C., owned approximately
3,568,856 Shares (9.83%).

U.S. Treasury Money Market Fund - Class Y Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 33,270,275 Shares
(51.26%); and Riggs Bank, N.A., Washington, D.C., owned approximately
19,400,000 Shares (29.89%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of
Shareholders.

TAX INFORMATION
================================================================================

FEDERAL INCOME TAX
The Funds intend to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS
If the Funds purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to
Shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and a Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, a Fund intends to qualify for certain Code stipulations that would allow Shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a Shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
================================================================================

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members)
and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001
Liberty Avenue, Pittsburgh, PA.  The Riggs Fund Complex consists of nine investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the Riggs Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-six portfolios; CCMI Funds-two portfolios; Federated
Investors Funds-139 portfolios; FirstMerit Funds-two portfolios; Regions
Funds-eight portfolios; and WesMark Funds-five portfolios.

As of June 3, 2002, the Funds' Board and Officers as a group owned less than 1%
of the Funds' outstanding Class R and Y Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    ggregate     Total
Name                   ive Years, Other Directorships    Aompensation  Compensation
Birth Date             eld and Previous Positions        Crom Trust    From Trust and
Address                                                  Fpast         Federated Fund
Positions Held with   P                                  (iscal        Complex
Trust                 F                                  fear)         (past calendar
Date Service Began    H                                  y             year)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                      Principal Occupations: Chief                 $0
John F. Donahue*      Executive Officer and Director                   $0
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE  Federated Investors, Inc.;
Began serving:        Chairman, Federated Investment
April 1991            Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President             $0
J. Christopher        or Executive Vice President of                   $0
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
EXECUTIVE VICE        Complex; President, Chief
PRESIDENT AND         Executive Officer and Director,
TRUSTEE               Federated Investors, Inc.;
Began serving: July   President, Chief Executive
1999                  Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director        $1526.88
Lawrence D. Ellis,    or Trustee of the Federated Fund                 $117,117.17
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
April 1991
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.
Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    ggregate     Total
Name                   ive Years, Other Directorships    Aompensation  Compensation
Birth Date             eld and Previous Positions        Crom Trust    From Trust and
Address                                                  Fpast         Federated Fund
Positions Held with   P                                  (iscal        Complex
Trust                 F                                  fear)         (past calendar
Date Service Began    H                                  y             year)
                      Principal Occupation: Director         $1679.72
Thomas G. Bigley      or Trustee of the Federated Fund                 $128,847.72
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director, Member
October 1995          of Executive Committee,
                      University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director        $1679.72
John T. Conroy, Jr.   or Trustee of the Federated Fund                 $128,847.66
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director         $1679.72
Nicholas P.           or Trustee of the Federated Fund                 $126,923.53
Constantakis          Complex; Partner, Andersen
Birth Date:           Worldwide SC (prior to 9/1/97).
September 3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director and Chairman of the
TRUSTEE               Audit Committee, Michael Baker
Began serving:        Corporation (engineering and
February 1998         energy services worldwide).

                      Principal Occupation: Director         $1526.88
John F. Cunningham    or Trustee of the Federated Fund                 $115,368.16
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving: July   Co., Inc. (strategic business
1999                  consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director         $1526.88
Peter E. Madden       or Trustee of the Federated Fund                 $117,117.14
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Previous Positions:
100 Royal Palm Way    Representative, Commonwealth of
Palm Beach, FL        Massachusetts General Court;
TRUSTEE               President, State Street Bank and
Began serving:        Trust Company and State Street
August 1991           Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director        $1679.72
Charles F.            or Trustee of the Federated Fund                 $128,847.66
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 2000          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations:  Director       $1746.31
Jr., J.D., S.J.D.     or Trustee of the Federated Fund                 $117,117.14
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
--------------------  Director, Michael Baker Corp.
Began serving:        (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director       $1526.88
Marjorie P. Smuts     or Trustee of the Federated Fund                 $117,117.17
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
April 1991            Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director       $1526.88
John S. Walsh         or Trustee of the Federated Fund                 $117,117.17
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Other Directorships Held:
                      Director, Walsh & Kelly, Inc.
                      (heavy highway contractor).

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.

--------------------------------------------------------------------------------

OFFICERS**

Name                           rincipal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust     P
                              Principal Occupations: Senior Vice President, Federated
Peter J. Germain              Services Company; President, Edgewood Service, Inc.
Birth Date: September 3, 1959 Previous Positions: Senior Corporate Counsel and Vice
PRESIDENT                     President of Federated Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund
Birth Date: October 26, 1938  --------------------------------------------------------
EXECUTIVE VICE PRESIDENT AND  Complex; Executive Vice President, Secretary and
SECRETARY                     Director, Federated Investors, Inc.

                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various
                              --------------------------------------------------------
                              management positions within Funds Financial Services
                              Division of Federated Investors, Inc.

                              Principal Occupations: Vice President and Director of
Judith J. Mackin              Administration and Business
Birth Date: May 30, 1960      --------------------------------------------------------
VICE PRESIDENT                Management for Mutual Fund Services Group, Federated
                              Services Company.

                              Principal Occupations: Vice President, Business Manager
James E. Ostrowski            and Relationship Manager for
Birth Date: November 13, 1959 --------------------------------------------------------
VICE PRESIDENT                Mutual Fund Services, Federated Services Company.

**    Officers do not receive any compensation from the Funds.
--------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the
Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May
12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Funds, served as President of Duquesne from 1988 until his retirement from that position in
2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted
that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES of the board
--------------------------------------------------------------------------------------
                               ommittee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members             C                                            Year
Executive John F. Donahue     In between meetings of the full Board,       One
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Funds' financial statements;
          Constantakis        meet with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and report the results to the full
                              Board; evaluate the independence of the
                              auditors, review legal and regulatory
                              matters that may have a material effect
                              on the financial statements, related
                              compliance policies and programs, and the
                              related reports received from regulators;
                              review the Funds' internal audit
                              function; review compliance with the
                              Funds' code of conduct/ethics; review
                              valuation issues; monitor inter-fund
                              lending transactions; review custody
                              services and issues and investigate any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties.

--------------------------------------------------------------------------------
Board ownership of shares in the funds and in
the RIGGS family of Investment companies AS OF dECEMBER 31, 2001
-------------------------------------------------------
                     Dollar      Aggregate
                     Range of    Dollar Range of
                     Shares      Shares Owned in
Interested           Owned       Federated Family of
Board Member Name    in Funds    Investment Companies
John F. Donahue            None          Over $100,000
J. Christopher             None          Over $100,000
Donahue
Lawrence D. Ellis,         None          Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley           None          Over $100,000
John T. Conroy, Jr.        None          Over $100,000
Nicholas P.                None          Over $100,000
Constantakis
John F. Cunningham         None          Over $100,000
Peter E. Madden            None          Over $100,000
Charles F.                 None     $50,001 - $100,000
Mansfield, Jr.
John E. Murray,            None          Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts          None          Over $100,000
John S. Walsh              None          Over $100,000

--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Funds. The Adviser, Riggs Investment Corp. is a subsidiary of Riggs National
Corp., a bank holding company.

The Adviser shall not be liable to the Trust or any Fund Shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Sub-Adviser
Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond
Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime
Money Market Fund, and U.S. Treasury Money Market Fund are sub-advised by
RIMCO.  Pursuant to the terms of an investment sub-advisory agreement between the Adviser and RIMCO (Sub-Adviser), the Sub-Adviser manages the Funds' assets, including buying and selling portfolios securities. For all services rendered by the Sub-Adviser, the Adviser shall pay a Sub-Advisory fee equal to 0.30%,
0.40%, 0.22%, 0.22%, 0.22%, 0.22%, 0.13%, and 0.13% of the average daily net assets of Stock Fund, Small Company Stock Fund, U.S Government Securities Fund,
Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime
Money Market Fund, and U.S. Treasury Money Market Fund, respectively. These fees are paid by the Adviser out of the fees it receives and are not a Fund expense.

As required by the 1940 Act, the Funds' Board has reviewed the Funds'
investment advisory contract and sub-advisory contracts.  The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of these contracts, the Board considers many factors, among the most material of which are: each Fund's investment objective and long term performance; the Adviser's and Sub-Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund Shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Funds and their Shareholders by the Federated organization in addition to investment advisory services; and the Funds'
relationship to other funds in the Federated fund family.

In assessing the Adviser's and Sub-Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Funds'
operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in a Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser and Sub-Adviser.  This includes fees received for services provided to the
Funds by other entities in the Federated organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a Fund grows larger;
any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The
Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing a Fund and working with Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Funds and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; a Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group"
funds), and comments on the reasons for performance; a Fund's expenses
(including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds' portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Federated companies that service them; and
relevant developments in the mutual fund industry and how the funds and/or
Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Fund to the Federated family of funds, the
Board does not approach consideration of every Fund's advisory contract as if that were the only fund offered by Federated.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading
As required by SEC rules, the Funds, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the
Funds and their Shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
With respect to Stock Fund, Small Company Stock Fund, Large Cap Growth Fund,
and Bond Fund, when selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser or Sub-Adviser looks for prompt execution of the order at a favorable price. The Adviser or Sub-Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser or Sub-Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser or
Sub-Adviser may give consideration to those firms that have sold or are selling
Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser or Sub-Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The
Adviser or Sub-Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser or Sub-Adviser. Except as noted below, when the
Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser or
Sub-Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds. Investments for Federated Kaufmann Fund
and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

With respect to Prime Money Market Fund and U.S. Treasury Money Market Fund,
when selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser or Sub-Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser or Sub-Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser or Sub-Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser or Sub-Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser or Sub-Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or Sub-Adviser in advising other accounts.
To the extent that receipt of these services may replace services for which the
Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended April 30, 2002, Stock Fund paid total brokerage commissions of $124,568, Small Company Stock Fund paid total brokerage commissions of $311,272, Large Cap Growth Fund paid total brokerage commissions of $44,215, and U.S. Government Securities Fund paid total brokerage commissions of $32,953.

CO-ADMINISTRATORS, TRANSFER aGENT AND dIVIDEND DISBURSING AGENT
As of August 1, 2002, Federated Services Company ("FServ") and Riggs Bank, N.A.
serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. In addition, FServ serves as transfer agent and fund accountant for the Trust, and provides the Funds with certain transfer agency and fund accounting services.
These services are provided for an aggregate annual fee as specified below:

Fees Payable to FServ:

Maximum.....                        Average Daily Net Assets of the
Administrative Fee                              Riggs Group of Funds
------------------------------------------------------------------------------
0.140%......                              on the first $1.2 billion
------------------------------------------------------------------------------
0.120%......                              on the next $1.3 billion
------------------------------------------------------------------------------
0.100%......                              on the next $1.0 billion
------------------------------------------------------------------------------
0.080%......                              on assets in excess of $3.5
----------------------------------------------------------------------
billion

Fees Payable to Riggs Bank, N.A.:

Riggs Bank, N.A. provides these services for an annual fee of 0.02% of the average daily net assets of the Funds.

Service Arrangements Prior To August 1, 2001
Prior to August 1, 2001, FServ served as sole administrator for the Trust, and provided the Funds with certain administrative personnel and services necessary to operate the Funds. FServ served as transfer agent and fund accountant for the Trust, and provided the Funds with certain administrative, transfer agency, and fund accounting services. These services were provided for an aggregate annual fee of 0.16% of the average daily net assets of the Trust.

CUSTODIAN
Riggs Bank, N.A., Washington, D.C., is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Riggs Bank holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
FServ, through its registered transfer agent subsidiary, Federated Shareholder
Services Company, maintains all necessary Shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by Shareholders.

INDEPENDENT auditors
The independent auditors for the Trust, KPMG LLP, conduct their audits in accordance with auditing standards generally accepted in the United States of
America, which require them to plan and perform their audits to provide reasonable assurance about whether each Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES
================================================================================

----------------------------------------------------------------------------------
Fund         Advisory Fee Paid/    Shareholder Services Fee   Administrative Fee
            Advisory Fee Waived              Paid                    Paid

                                   -----------------------------------------------
          ------------------------------------------------------------------------
            For the fiscal year    For the fiscal year ended For the fiscal year
                   ended                   April 30,                ended
                 April 30,                                        April 30,
          ------------------------------------------------------------------------
          ------------------------------------------------------------------------
            2002    2001    2000     2002    2001     2000    2002   2001   2000
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stock     $489,565/$931,417$875,835$61,616(R$100,354$85,867(R$104,44$198,70$185,132
Fund

          0        0       0       101,573(Y201,485(51,543(Y)

                                                    352(B)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Small     $377,454/$576,162$461,712$38,463(R$       $41,857(R$75,491$115,23$
Company                                     57,182(R)                      91,667
Stock
Fund      0        0       0       79,491(Y)        29,957(Y)
                                            120,998(Y)

                                                    119(B)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Large     $199,417/$649,714$263,366$66,472(R$       $49,204(R$42,543$138,60$
Cap                                         12(R)                          56,195
Growth
Fund      21,545   0       0                        6(B)

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
U. S.     $754,480/$879,741$551,645$23,355(R$27,679($35,142(R$160,95$187,67$117,012
Government
Securities 402,389                          $89,620(Y)
Fund               469,195 294,157 77,242(Y)        38,396(Y)

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bond Fund $242,231/$295,562$113,141$32,298(R$39,409($15,086(R$51,676$63,053$
                                                                           24,137

          87,203   106,402 40,731

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Intermedia$428,550/$476,515$193,249$57,140(R$63,535($25,766(R$91,424$101,65$
Tax Free                                                                   41,226
Bond Fund
          119,994/ 133,424/54,110

                   11,030  12,276
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Long      $405,452/$       $       $54,061(R$61,331($26,500(R$86,496$      $
Term Tax           459,981/198,746/                                 98,129 42,399
Free
Bond Fund 108,121/
                   122,662/52,999/

                   10,616  12,802
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Prime     $1,472,44$1,606,5$1,866,0$49,894(R$39,584($18,075(R$471,18$514,10$590,859
Money
Market
Fund      0/       0/      0/      0(Y)     0(Y)    0(Y)

                   36,175  45,149
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
U.S.      $775,808/$       $       $22,123(R$       $        $248,25$277,36$229,069
Treasury           866,756/723,348/         4,757(R)4,061(R)
Money
Market    0/                       0(Y)
Fund               0/      0/               0(Y)    0(Y)

                   15,702  15,096
----------------------------------------------------------------------------------
(R) Class R Shares       (Y) Class Y Shares           (B) Class B Shares (1)

(1) As of July 21, 2000, Class B Shares were no longer offered.

----------------------------------------------
Funds                   For the fiscal year
                               ended
                           April 30, 2002
                       -----------------------
                       -----------------------
                             12b-1 Fee
                       -----------------------
                       -----------------------
                           Class R Shares
----------------------------------------------
----------------------------------------------
Stock Fund                            $61,616
----------------------------------------------
----------------------------------------------
Small Company Stock                    38,463
Fund
----------------------------------------------
----------------------------------------------
Large Cap Growth Fund                       0
----------------------------------------------
----------------------------------------------
U.S. Government                        58,389
Securities Fund
----------------------------------------------
----------------------------------------------
Bond Fund                                   0
----------------------------------------------
----------------------------------------------
Intermediate Tax Free                       0
Bond Fund
----------------------------------------------
----------------------------------------------
Long Term Tax Free                          0
Bond Fund
----------------------------------------------
----------------------------------------------
Prime Money Market                    124,737
Fund
----------------------------------------------
----------------------------------------------
U.S. Treasury Money                    55,308
Market Fund
----------------------------------------------

Fees are allocated among classes based on their pro rata Share of Fund assets, except for marketing
(Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?
================================================================================

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

average Annual Total Returns, Yield and effective yield

----------------------------------------------------------------------------------
Fund          Average Annual Total           Yield             Effective Yield
                     Return           for the 7-day period      for the 7-day
               for the following             ended               period ended
                 periods ended          April 30, 2002/         April 30, 2002
                 April 30, 2002       for the 30-day period
                                              ended
                                         April 30, 2002
             ---------------------------------------------------------------------
             ---------------------------------------------------------------------
               Class R   Class Y      Class R     Class Y    Class R   Class Y
               Shares      Shares     Shares       Shares     Shares     Shares
              One Year    One Year
              Five Year  Five Year
                Since    Since
              Inception  Inception
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stock Fund   (19.38)%    (17.61)%   NA          NA           NA        NA
             0.96%       NA
             8.78%       (10.20)%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Small        7.54%       9.79%      NA          NA           NA        NA
Company      9.46%       NA
Stock Fund   11.81%      10.70%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Large Cap    (37.04)%    NA         NA          NA           NA        NA
Growth Fund  NA
             (31.65)%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
U.S.         3.78%       6.04%      4.83%       5.08%        NA        NA
Government   6.39%       NA         4.93%       5.18%
Securities   6.59%       8.19%
Fund
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bond Fund    3.54%       NA         5.22%       NA           NA        NA
             NA                     5.24%
             7.12%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Intermediate 3.37%       NA         3.96%       NA           NA        NA
Tax Free     NA                     4.01%
Bond Fund    5.04%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Long Term    4.02%       NA         4.15%       NA           NA        NA
Tax Free     NA                     4.24%
Bond Fund    5.91%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Prime Money  1.96%       2.31%      0.84%       1.19%        0.85%     1.20%
Market Fund  4.24%       4.57%      0.88%       1.23%
             4.27%       4.49%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
U.S.         1.77%       2.12%      0.72%       1.07%        0.72%     1.08%
Treasury     NA          4.33%      0.70%       1.05%
Money        3.77%       4.17%
Market Fund
----------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD AND EFFECTIVE YIELD
With respect to Stock Fund, Small Company Stock Fund, Large Cap Growth Fund,
U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund,
and Long Term Tax Free Bond Fund, the yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a
30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to Shareholders.

With respect to Prime Money Market Fund and U.S. Treasury Money Market Fund,
the yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for Shareholders paying those fees.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for Shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs, and illustrations using a Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging, and systematic investment;

o     discussions of economic, financial, and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact a Fund; and

o     information about the mutual fund industry from sources such as the
     Investment Company Institute.

Advertising and sales literature for the Funds may also include statements describing the history of Riggs Bank. For example, reference may be made to
Riggs Bank's heritage of serving historical and political figures and financing projects that have been important to the growth of the United States.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices that the Funds use in advertising may include:

Consumer Price Index (CPI) is the measure of change in consumer prices, as determined by a monthly survey of the U.S.  Bureau of Labor Statistics.  Many pension and employment contracts are tied to changes in consumer prices, as protection against inflation and reduced purchasing power. Among the CPI components are housing costs, food, transportation, and electricity.  The CPI is also known as the cost-of-living index.

STOCK FUND:

o     Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)
     is a composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

o     Dow Jones Industrial Average ("DJIA") is an unmanaged index, which represents Share prices of selected blue-chip industrial corporations, as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stock any of its categories. It also reports total sales for each of its industries. Because it represents the top corporations of America, the DJIA's index movements are a leading economic indicator for the stock market as a whole.

o     Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

SMALL COMPANY STOCK FUND:

o     Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents 10% of the total market capitalization of the Russell 3000 Index.

o     Standard & Poor's Small Stock Index is a broadly diversified, unmanaged, index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

o     Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

o     Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
     NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

LARGE CAP GROWTH FUND:

o     Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500),
     is a composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.
o     Nasdaq Composite Index is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock
     Market.

o     Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

U.S. Government Securities Fund:

o     Merrill Lynch U.S. Treasury/Agency Master Index is an unmanaged index comprised of long-term bonds publicly issued by the U.S. government or its agencies.

o     Lehman Brothers Government/Credit (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

o     Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index,
     Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.
     Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

o     Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

 Bond Fund:

o     Merrill Lynch U.S. Treasury/Agency Master Index is an unmanaged index comprised of long-term bonds publicly issued by the U.S. government or its agencies.

o     Lehman Brothers Government/Credit (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

o     Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index,
     Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.
     Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

o     Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

Intermediate Tax Free Bond Fund:

o     Lehman Brothers 3 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

o     Lehman  Brothers  5 Year  Municipal  Bond Index is an  unmanaged  index of municipal  bonds issued after January 1, 1991 with a minimum  credit rating of at least  Baa,  been  issued as part of a deal of at least $50  million, have a  maturity  value of at  least $3  million  and a  maturity  range of
     1-9.99  years.  As of January  1996 the index  also  includes  zero  coupon bonds and bonds subject to the Alternative Minimum Tax.

o     Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

Long Term Tax Free Bond Fund:

o     Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

o     Lehman Brothers 10 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and a maturity range of 10 years or greater.  As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

o     Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

Prime Money Market Fund:

o     iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet Inc.'s Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

o     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S.
     Treasury, maturing in 30 days.

o     Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield. From time to time, the Funds will quote its Money ranking in advertising and sales literature.

o     Bank Rate Monitor National Index, Miami Beach, Florida, published weekly, is an average of the interest rate of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas.  If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

o     Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

U.S. Treasury Money Market Fund:

o     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S.
     Treasury, maturing in 30 days.

o     iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet Inc.'s Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

o     Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield. From time to time, the Funds will quote its Money ranking in advertising and sales literature.

o     Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

FINANCIAL INFORMATION
================================================================================

The Financial Statements for the Funds for the fiscal year ended April 30,
2002, are incorporated herein by reference to the Annual Reports to
Shareholders of the Riggs Funds dated April 30, 2002.

INVESTMENT RATINGS
================================================================================

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards.
Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Ratings Commercial Paper Rating Definitions
FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES
================================================================================

riggs funds
Class R Shares
Class Y Shares
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Riggs Investment Corp.
808 17th Street N.W.
Washington, D.C. 20006-3950

Sub-Adviser
Riggs Investment Management Corp.
808 17th Street N.W.
Washington, D.C. 20006-3950
(Sub-Adviser to Stock Fund, Small Company Stock Fund, U.S. Government
Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free
Bond Fund, Prime Money Market Fund, and U.S. Treasury Money Market Fund)



Custodian
Riggs Bank N.A.
Riggs Funds
5700 RiverTech Court
Riverdale, MD 20737-1250

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants
KPMG LLP
99 High Street
Boston, MA  02110

Cusip 76656A 609  Riggs Stock Fund R Shares                 RISTX
Cusip 76656A 781  Riggs Stock Fund Y Shares                 RIYSX
Cusip 76656A 807  Riggs Small Company Stock Fund R Shares         RISCX
Cusip 76656A 799  Riggs Small Company Stock Fund Y Shares         RISYX
Cusip 76656A 849  Riggs Large Cap Growth Fund R Shares            RILCX
Cusip 76656A 500  Riggs U.S. Government Securities Fund R Shares  RMBDR
Cusip 76656A 773  Riggs U.S. Government Securities Fund Y Shares  RIUSX
Cusip 76656A 872  Riggs Bond Fund R Shares                  RIBRX
Cusip 76656A 864  Riggs Intermediate Tax Free Bond Fund R Shares  RIIBX
Cusip 76656A 856  Riggs Long Term Tax Free Bond Fund R Shares     RILTX
Cusip 76656A 203  Riggs Prime Money Market Fund R Shares          RYPXX
Cusip 76656A 104  Riggs Prime Money Market Fund Y Shares          RRPXX
Cusip 76656A 401  Riggs U.S. Treasury Money Market Fund R Shares  RYTXX
Cusip 76656A 302  Riggs U.S. Treasury Money Market Fund Y Shares  RRTXX

PART C.     OTHER INFORMATION.
------------------------------

Item 23.      Exhibits:
              ---------
                   (a)    (i) Conformed Copy of the Declaration of Trust of
                              the Registrant; (1)
                   (ii)   Conformed copy of Amendment No. 1 to the
         Declaration of Trust of the Registrant; (16)
                   (iii)  Conformed copy of Amendment No. 2 to the
         Declaration of Trust of the Registrant; (16)
                   (iv)   Conformed copy of Amendment No. 3 to the
         Declaration of Trust of the Registrant; (8)
                   (v)    Conformed copy of Amendment No. 4 to the
         Declaration of Trust of the Registrant; (8)
                   (vi)   Conformed copy of Amendment No. 5 to the
         Declaration of Trust of the Registrant;(8)
                   (vii)  Conformed copy of Amendment No. 6 to the
         Declaration of Trust of the Registrant; (15)
                   (viii) Conformed copy of Amendment No. 7 to the
         Declaration of Trust of the Registrant; (15)
                   (ix)   Conformed copy of Amendment No. 8 to the
         Declaration of Trust of the Registrant; (8)
(x)   Conformed copy of Amendment No. 9 to the Declaration of Trust of the
                          Registrant; (8)
(xi)   Conformed copy of Amendment No. 10 to the
                          Declaration of Trust of the Registrant; (17)
                   (xii)  Conformed copy of Amendment No. 11 to the Declaration of Trust of the Registrant; (17)
              (b)  (i)    Copy of the By-Laws of the Registrant;(1)
                   (ii)   Copy of Amendment No. 1 to the By-Laws of the
                          Registrant; (16)
                   (iii)  Copy of Amendment No. 2 to the By-Laws of the
                          Registrant; (16)
                   (iv)   Copy of Amendment No. 3 to the By-Laws of the
                          Registrant; (16)
                   (v)    Copy of Amendment No. 4 to the By-Laws of the
                          Registrant; (16)

1. Response is incorporated by reference to Registrant's Initial Registration
   Statement on Form N-1A filed May 9, 1991. (File Nos.
   33-40428 and 811-6309).
8. Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 8 on Form N-1A filed October 10, 1995. (File Nos.
   33-40428 and 811-6309).
15.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 17 on Form N-1A filed September 10, 1999. (File Nos. 33-40428 and 811-6309).
16.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 20 on Form N-1A filed June 29, 2000. (File Nos.
   33-40428 and 811-6309).
17.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 21 on Form N-1A filed June 27, 2000. (File Nos.
   33-40428 and 811-6309).

              (c)  (i)    Copy of the Specimen Certificate for Shares of
         Beneficial Interest of RIMCO Monument U.S.
         Treasury Money Market Fund, RIMCO Monument                     Bond
         Fund and RIMCO Monument Stock Fund;(2)
                   (ii)   Copy of the Specimen Certificate for Shares of
                          Beneficial Interest of RIMCO Monument Small
                          Capitalization Equity Fund;(6)
                   (iii)  Copy of the Specimen Certificate for Shares of
         Beneficial Interest of RIMCO Monument Prime              Money Market
         Fund - Class A Shares and Class B            Shares; (8)
              (d)  (i)    Conformed copy of the Investment Advisory Contract of
                          the Registrant and Exhibits A through I of the
                          Investment Advisory
                          Contract; (17)
                   (ii)   Conformed copy of the Sub-Advisory Contract
              between Riggs Bank, N.A. and J. Bush & Co.                and
              Exhibit A of the Sub-Advisory Contract;
                          (16)
                   (iii)  Conformed copy of the Sub-Advisory Contract between
                          Riggs Investment Corp. and Riggs Investment
                          Management Corporation and Exhibits A through H of
                          the Sub-Advisory Contract; (17)
              (e)  (i)    Conformed copy of the Distributor's Contract of
         the Registrant and Exhibits A and B thereto;(7)
                   (ii)   Conformed copy of Exhibit C to the      Distributor's
                   Contract of the Registrant;(10)
                   (iii)  Conformed copy of Exhibits D & E to the Distributor's
                   Contract of the Registrant; (13)

2. Response is incorporated by reference to Registrant's Pre-Effective
   Amendment No. 1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and
   811-6309).
6. Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and
   811-6309).
7. Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 7 on Form N-1A filed June 27, 1995. (File Nos. 33-40428 and
   811-6309).
8.    Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 8 on Form N-1A filed October 10, 1995. (File Nos.
   33-40428 and 811-6309).
10.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 10 on Form N-1A filed June 26, 1997. (File Nos.
   33-40428 and 811-6309).
13.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 13 on Form N-1A filed June 18, 1999. (File Nos.
   33-40428 and 811-6309).
16.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 20 on Form N-1A filed June 29, 2000. (File Nos.
   33-40428 and 811-6309).
17.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 21 on Form N-1A filed June 27, 2000. (File Nos.
   33-40428 and 811-6309).

                                          (iv)  Conformed copy of Exhibits F &
                   G to the Distributor's Contract of the Registrant; (15)
                    (v)   Conformed copy of Exhibit H to the   Distributor's
                          Contract of the Registrant; (16)
(vi)  Conformed copy of Exhibit I to the
                         Distributor's Contract of the Registrant; (17)
(vii) Conformed copy of Amendment to Distributor's
                         Contract of the Registrant; +
              (f)         Not applicable;
              (g)  (i)    Conformed copy of the Custody Agreement of the
Registrant;(1)
                   (ii)   Copy of the Custodial Compensation;(11)
                   (iii)  Conformed copy of Custody Agreement between   Riggs
         Bank N.A and The Bank of New York dated      June 8, 1998; (13)
                   (iv)   Conformed copy of Appendix A to the     Custody
         Agreement of the Registrant; (16)
                   (v)    Conformed copy of Amendment No. 2 to Appendix B to
                   the Custody Agreement of the Registrant; (16)
                   (vi)   Conformed copy of Appendix C to the Custody
         Agreement of the Registrant; (16)
                   (vii)  Conformed copy of Exhibit A to the Custody
         Agreement of the Registrant; (16)
                   (viii) Conformed copy of Exhibit B to the Custody
         Agreement of the Registrant; (16)
                   (ix)   Conformed copy of Exhibit B-1 to the Custody
         Agreement of the Registrant; (16)
                   (x)    Conformed copy of Exhibit C to the Custody
         Agreement of the Registrant; (16)
                   (xi)   Conformed copy of Exhibit D to the Custody
                   Agreement of the Registrant; (16)

+  All exhibits are being filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration
   Statement on Form N-1A filed May 9, 1991.  (File Nos. 33-40428 and 811-6309).
11.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 11 on Form N-1A filed April 24, 1998. (File Nos.
   33-40428 and 811-6309).
13.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 13 on Form N-1A filed June 18, 1999. (File Nos.
   33-40428 and 811-6309).
15.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 17 on Form N-1A filed September 10, 1999. (File Nos. 33-40428 and 811-6309).
16.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 20 on Form N-1A filed June 29, 2000. (File Nos.
   33-40428 and 811-6309).
17.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 21 on Form N-1A filed June 27, 2000. (File Nos.
   33-40428 and 811-6309).

              (h)  (i)    Conformed copy of the Agreement for Fund
                          Accounting Services, Administrative Services,
                          Transfer Agency Services and Custody Services
                          Procurement;(5)
(ii)  Conformed copy of Amendment No. 1 and
                          Exhibit 1 to the Agreement for Fund Accounting
                          Services, Administrative Services, Transfer Agency
                          Services and Custody Services Procurement; (17)
(iii) Conformed copy of Amendment No. 1 to the
                          Schedule of Compensation for the Agreement for
                          Fund Accounting Services, Administrative
                          Services, Transfer Agency Services and Custody
                          Services Procurement; (17)
(iv)   Conformed copy of Amendment to the Agreement
                          for Fund Accounting Services, Administrative
                          Services, Transfer Agency Services and Custody
                          Services Procurement; +
                   (v)    Conformed copy of the Administrative Services
                          Agreement of the Registrant and Exhibit 1; +
                   (vi)   Conformed copy of the Shareholder Services Agreement of the
                          Registrant;(12)
                   (vii)  Conformed copy of Amendment No. 1 to Exhibit 1 to the
               Shareholder Services Agreement of the Registrant; (16)
                   (viii) Conformed copy of Amendment No. 2 to Exhibit 1 to the
               Shareholder Services Agreement of the Registrant; (16)
                   (ix)   Conformed copy of Shareholder Services Plan of the
               Registrant;(12)
                   (x)    Conformed copy of Exhibit A to the Shareholder
               Services Plan of the Registrant; (16)
                   (xi)   Conformed copy of Exhibit B to the Shareholder
               Services Plan of the Registrant; (16)
                   (xii)  Conformed copy of Exhibit C to the Shareholder
               Services Plan of the Registrant; (16)
                   (xiii) Conformed copy of Exhibit D to the Shareholder
               Services Plan of the Registrant; (16)
                   (xiv)  Conformed copy of Exhibit E to the Shareholder
               Services Plan of the Registrant; (16)
                   (xv)   Conformed copy of Exhibit F to the Shareholder
               Services Plan of the Registrant; (16)

+  All exhibits are being filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and
   811-6309).
12.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 12 on Form N-1A filed June 29, 1998. (File Nos. 33-40428 and
   811-6309).
16.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 20 on Form N-1A filed June 29, 2000. (File Nos.
   33-40428 and 811-6309).
17.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 21 on Form N-1A filed June 27, 2000. (File Nos.
   33-40428 and 811-6309).

                   (xvi)  Conformed copy of Exhibit G to the Shareholder
               Services Plan of the Registrant; (16)
                   (xvii) Conformed copy of Exhibit H to the Shareholder
               Services Plan of the Registrant; (16)
                   (xviii)Conformed copy of Exhibit I to the Shareholder
               Services Plan of the Registrant; (16)
                   (xix)  Conformed copy of Exhibit J to the Shareholder
               Services Plan of the Registrant; (16)
                   (xx)   Conformed copy of Exhibit K to Shareholder Services
               Plan of the Registrant; (16)
                   (xxi)  Conformed copy of Exhibit L to the Shareholder
               Services Plan of the Registrant; (16)
                   (xxii) Conformed copy of Exhibit M to the Shareholder
                          Services Plan of the Registrant; (16)
                  (xxiii)Conformed copy of Exhibit N to the Shareholder
                         Services Plan of the Registrant; (17)
              (i)         Conformed copy of the Opinion and Consent of Counsel as to legality of shares being registered; (9)
              (j)         Conformed copy of the Consent of Independent Auditors; +
              (k)         Not applicable;
              (l)         Conformed copy of the Initial Capital
               Understanding; (9)
              (m)  (i)    Conformed copy of the Distribution Plan of the
      Registrant; (8)
                   (ii)   Conformed copy of Exhibit A to the
      Distribution Plan of the Registrant; (16)
                   (iii)  Conformed copy of Exhibits B & C to the
      Distribution Plan of the Registrant;(13)
                   (iv)   Conformed copy of Exhibit D to the
      Distribution Plan of the Registrant; (16)
                   (v)    Conformed copy of Exhibit E to the
      Distribution Plan of the Registrant; (16)
                   (vi)   Copy of Registrant's Rule 12b-1 Agreement of
               the Registrant; (8)
                   (vii)  Conformed copy of Exhibit A to the Rule 12b-1
               Agreement of the Registrant; (16)

+  All exhibits are being filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and
   811-6309).
9. Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 9 on Form N-1A filed June 27, 1996. (File Nos. 33-40428 and
   811-6309).
13.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and
   811-6309).
16.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 20 on Form N-1A filed June 29, 2000. (File Nos.
   33-40428 and 811-6309).
17.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 21 on Form N-1A filed June 27, 2000. (File Nos.
   33-40428 and 811-6309).

              (n)  (i)    Conformed copy of the Multiple Class Plan of
               the Registrant, as Amended, Effective
               September 1, 1998; (13)
                   (ii)   Conformed copy of Exhibit A to the Multiple
                          Class Plan of the Registrant; (16)
                   (iii)  Conformed copy of Exhibit B to the Multiple
                          Class Plan of the Registrant; (16)
                   (iv)   Conformed copy of Exhibit C to the Multiple
                          Class Plan of the Registrant; (16)
              (o)         Conformed copy of Power of Attorney of the
               Registrant; (17)
              (p)  (i)    Copy of the Code of Ethics for Adviser; (16)
(ii)  Copy of the Code of Ethics for Sub-Adviser; +
(iii) Copy of the Code of Ethics for Access Persons; +

Item 24.      Persons Controlled by or Under Common Control with the Fund:
              ------------------------------------------------------------

              None

Item 25.      Indemnification: (2)
              ----------------

+  All exhibits are being filed electronically.

2. Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and
   811-6309).
13.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and
   811-6309).
16.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 20 on Form N-1A filed June 29, 2000. (File Nos.
   33-40428 and 811-6309).
17.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 21 on Form N-1A filed June 27, 2000. (File Nos.
   33-40428 and 811-6309).

Item 26.      Business and Other Connections of the Investment Adviser:
              --------------------------------------------------------

                  (a)   The Board of Trustees (the Board) governs the Funds.
                        The Board selects and oversees the Adviser, Riggs
                        Investment Corp.  The Adviser manages the Funds'
                        assets, including buying and selling portfolio
                        securities. The Adviser's address is 808 17th Street
                        N.W., Washington, D.C. 20006.
                        The Adviser has delegated daily management of the Funds
                        to the following Sub-Adviser: Riggs Investment
                        Management Corp. ("RIMCO") (with respect to the Stock
                        Fund, U.S. Government Securities Fund, Bond Fund,
                        Intermediate Tax Free Bond Fund, Long Term Tax Free
                        Bond Fund, Prime Money Market Fund and U.S. Treasury
                        Money Market Fund. The Sub-Adviser, which is paid by
                        the Adviser and not by the Funds, is a subsidiary of
                        Riggs National Corporation, a bank holding company.
                        Riggs Investment Corp. or its subsidiary RIMCO, has
                        advised the Riggs Funds since September 1991, and as of
                        April 30, 2001, provides investment advice for assets
                        of over $2.0 billion.  RIMCO has a varied client base
                        of approximately 200 other relationships including
                        corporate pension plans, foundations, endowments and
                        associations.
                        The business address of the Sub-Adviser's is: Riggs
                        Investment Management Corp. 808 17th Street N.W.
                        Washington, D.C. 20006-3950.

                         Other Substantial       Business, Profession,
Name                     Position with the       Vocation or Employment
                          Adviser
---------------------------------------------------------------------------------

Henry A. Dudley, Jr.     Chairman and Director-  Executive Vice President,
                          Board of Directors     Riggs Bank, N.A.

Mark N. Hendrix          Director - Board of     Executive Vice President and
                          Directors              Chief Marketing Officer, Riggs
                                                 Bank, N.A.

Elizabeth F. Hicks       Director - Board of     President, Riggs Investment
                          Directors              Corp.

Henry D. Morneault       Director - Board of     Executive Vice President,
                          Directors              Riggs Bank, N.A.
Robert C. Roane          Director - Board of     Executive Vice President and
                          Directors              Chief Operating Officer, Riggs
                                                 Bank, N.A.
Steven T. Tamburo        Director - Board of     Executive Vice President,
                          Directors              Riggs Bank, N.A.

                         Other Substantial       Business, Profession,
Name                     Position with the       Vocation or Employment
                          Adviser
---------------------------------------------------------------------------------

Timothy C. Coughlin      Chairman and Director-  President, Riggs National Corp.
                          RIMCO Board of
                          Directors
Henry A. Dudley, Jr.     Director - RIMCO Board  Executive Vice President,
                          of Directors           Riggs Bank, N.A.

Lawrence I. Hebert       Director - RIMCO Board  President, Perpetual Corp.
                          of Directors

Henry D. Morneault       Director - RIMCO Board  Executive Vice President,
                          of Directors           Riggs Bank, N.A.

Nathan Reischer          Director - RIMCO Board  Managing Director, RIMCO
                          of Directors

Robert Roane             Director - RIMCO Board  Executive Vice President and
                          of Directors           Chief Operating Officer, Riggs
                                                 Bank, N.A.

Pierre (Pete) G. Trinque Director - RIMCO Board  Senior Managing Director and
                          of Directors           Chief Operating Officer, RIMCO

Item 27.  Principal Underwriters:
          -----------------------

    (a)  Federated Securities Corp. the Distributor for shares of the
           Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money
Market Fund; Edward Jones Tax-Free Money Market Fund; Federated Limited
Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.;
Federated ARMs Fund; Federated Core Trust; Federated Core Trust II, L.P.;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed
Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.;
Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated
High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income
Securities Trust; Federated Income Trust; Federated Index Trust; Federated
Institutional Trust; Federated Insurance Series; Federated International
Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed
Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated
Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust;
Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.;
Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S.
Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years;
Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return
Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment
Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds;
Intermediate Municipal Trust; Marshall Funds; Money Market Obligations Trust;
Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; The Wachovia
Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and
Vision Group of Funds.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
         (1)                         (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------        ----------------------

Vice Presidents:              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michaliszyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              Ernest L. Linane
                              Lynn Sherwood-Long

         (1)                         (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------       ----------------------

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.      Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                  Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, PA 15222-3779
                                            (Notices should be sent to  the
           Agent for Service at             above address)

                                            5800 Corporate Drive
                                            Pittsburgh, PA 15237-7010

Federated Shareholder Services Company      Federated Investors Tower
("Transfer Agent, Dividend                  1001 Liberty Avenue
Disbursing Agent and Portfolio              Pittsburgh, PA 15222-3779
Recordkeeper")

Federated Services Company                  Federated Investors Tower
("Administrator")                           1001 Liberty Avenue
                                            Pittsburgh, PA 15222-3779

Riggs Investment Corp.                      808 17th Street, N.W.
("Adviser")                                 Washington, D.C. 20006-3950

RIMCO                                       808 17th Street, N.W.
(Sub-Adviser to the Stock Fund,             Washington, D.C. 20006-3950
U.S. Government Securities Fund,
Bond Fund, Intermediate Tax Free
Bond Fund, Long Term Tax Free
Bond Fund, Prime Money Market Fund
And U.S. Treasury Money Market Fund)

Riggs Investment Corp.                      RIMCO Funds
("Custodian")                               1120 Vermont Avenue, N.W.
                                            Washington, D.C. 20005-3598

Item 29.      Management Services:  Not applicable.
              --------------------

Item 30.      Undertakings:

              Registrant hereby undertakes to comply with the provisions
           of Section 16(c) of the 1940 Act with respect to the   removal of
           Trustees and the calling of special shareholder  meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, RIGGS FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of
Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of June, 2002.

                                  RIGGS FUNDS
                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  June 28, 2002

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/C. Grant Anderson
    C. Grant Anderson             Attorney In Fact          June 28, 2002
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Peter J. Germain*                 President

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Christopher Donahue*           Executive Vice President
                                  And Trustee

Thomas G. Bigley*                 Trustee
John T. Conroy, Jr.*              Trustee
Nicholas P. Constantakis*         Trustee
John F. Cunningham*               Trustee
Lawrence D. Ellis, M.D.*          Trustee
Peter E. Madden*                  Trustee
Charles F. Mansfield, Jr.*        Trustee
John E. Murray, Jr.*              Trustee
Marjorie P. Smuts*                Trustee
John S. Walsh*                    Trustee

* By Power of Attorney